United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York	14450
(Address of principal executive offices)	(zip code)

B. Reuben Auspitz      290 Woodcliff Drive, Fairport, New York 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2009 (unaudited)

Financial Services Series	Shares/ Principal Amount	Value
COMMON STOCKS—91.5%

Consumer Discretionary—2.0%
Media—2.0%
The McGraw-Hill Companies, Inc.	145,000	$3,645,300

Financials—63.2%
Capital Markets—20.5%
Bank of New York Mellon Corp.[1]	244,000	7,073,560
The Charles Schwab Corp.	190,000	3,638,500
Federated Investors, Inc.—Class B	267,000	7,040,790
The Goldman Sachs Group, Inc.	21,500	3,963,525
Julius Baer Holding AG (Switzerland)	33,000	1,648,407
Northern Trust Corp.	56,000	3,256,960
SEI Investments Co.	269,000	5,293,920
State Street Corp.	42,000	2,209,200
T. Rowe Price Group, Inc.	72,000	3,290,400

		37,415,262

Commercial Banks—9.9%
First Commonwealth Financial Corp.	474,000	2,692,320
HSBC Holdings plc—ADR (United Kingdom)	76,000	4,358,600
ICICI Bank Ltd.—ADR (India)	108,660	4,189,930
KeyCorp	550,000	3,575,000
Wilmington Trust Corp.	233,000	3,308,600

		18,124,450

Consumer Finance—3.5%
American Express Co.	114,000	3,864,600
Discover Financial Services	150,000	2,434,500

		6,299,100

Diversified Financial Services—9.8%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	59,400	3,128,923
JPMorgan Chase & Co.	219,700	9,627,254
Moody’s Corp.	253,000	5,176,380

		17,932,557

Insurance—14.6%
Allianz SE (Germany)	47,500	5,984,154
Brown & Brown, Inc.	170,000	3,257,200
Principal Financial Group, Inc.	71,000	1,944,690
The Progressive Corp.*	525,000	8,704,500
Willis Group Holdings Ltd. (United Kingdom)	236,000	6,659,920

		26,550,464

Thrifts & Mortgage Finance—4.9%
First Niagara Financial Group, Inc.	285,000	3,514,050
NewAlliance Bancshares, Inc.	284,000	3,038,800
People’s United Financial, Inc.	153,000	2,380,680

		8,933,530

Total Financials		115,255,363

Industrials—5.7%
Professional Services—5.7%
Equifax, Inc.	164,000	4,778,960
Experian plc (Ireland)	663,000	5,577,794

Total Industrials		10,356,754

Information Technology—20.6%
IT Services—19.3%
Automatic Data Processing, Inc.	170,550	6,702,615
Cia Brasileira de Meios de Pagamento S.A. (Brazil)	625,000	6,192,486
Online Resources Corp.*	730,000	4,504,100
Paychex, Inc.	246,000	7,146,300
Redecard S.A. (Brazil)	367,000	5,675,001
Western Union Co.	268,000	5,070,560

		35,291,062

Investment Portfolio - September 30, 2009 (unaudited)

Financial Services Series	Shares/ Principal Amount	Value
Software—1.3%
Temenos Group AG* (Switzerland)	100,000	2,345,560

Total Information Technology		37,636,622

TOTAL COMMON STOCKS (Identified Cost $172,575,386)		166,894,039

MUTUAL FUNDS—5.0%
Financial Select Sector SPDR Fund
(Identified Cost $8,030,252)	615,000	9,188,100

SHORT-TERM INVESTMENTS—5.6%
Dreyfus Cash Management, Inc.—Institutional Shares	5,112,189	5,112,189
U.S. Treasury Bill, 11/19/2009	$5,000,000	4,999,684

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10,111,746)		10,111,873

TOTAL INVESTMENTS—102.1% (Identified Cost $190,717,384)		186,194,012
LIABILITIES, LESS OTHER ASSETS—(2.1%)		(3,832,657)

NET ASSETS—100%		$182,361,355

*	Non-income producing security

ADR—American Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.

Federal Tax Information:

On September 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$190,717,384

Unrealized appreciation	$14,369,385
Unrealized depreciation	(18,892,757)

Net unrealized depreciation	$(4,523,372)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	9/30/09	Level 1	Level 2	Level 3
Equity securities*	$166,894,039	$166,894,039	$—	$—
Preferred securities	—	—	—	—
Debt securities:
US Treasury and other US government agencies	4,999,684	—	4,999,684	—
Mutual Funds	14,300,289	14,300,289	—	—
Other financial instruments**	—	—	—	—

Total	$186,194,012	$181,194,328	$4,999,684	$—

*	Includes common stock, warrants and rights.

Investment Portfolio - September 30, 2009 (unaudited)

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or September 30, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2009 (unaudited)

Life Sciences Series	Shares/ Principal Amount	Value
COMMON STOCKS—87.83%

Financials—0.02%
Insurance—0.02%
Avalon HealthCare Holdings, Inc.*[1,2,3,4,9]	38,359	$57,539

Health Care—87.81%
Biotechnology—4.25%
Celera Corp.*	1,731,750	10,788,802

Health Care Equipment & Supplies—49.53%
Abaxis, Inc.*	169,280	4,528,240
Align Technology, Inc.*	225,000	3,199,500
Cochlear Ltd. (Australia)	141,230	8,315,927
CONMED Corp.*	254,980	4,887,967
Covidien plc (Ireland)	332,000	14,362,320
DENTSPLY International, Inc.	307,000	10,603,780
Dexcom, Inc.*	575,000	4,559,750
Gen-Probe, Inc.*	246,000	10,194,240
Hologic, Inc.*	310,000	5,065,400
Inverness Medical Innovations, Inc.*	216,000	8,365,680
Inverness Medical Innovations, Inc.*[3,5]	122,000	4,725,060
Micrus Endovascular Corp.*	157,494	2,039,547
Mindray Medical International Ltd.—ADR (China)	154,000	5,026,560
Nobel Biocare Holding AG (Switzerland)	242,000	8,012,162
OraSure Technologies, Inc.*	1,246,000	3,613,400
Shandong Weigao Group Medical Polymer Co. Ltd.—Class H (China)	1,708,000	5,642,055
Sirona Dental Systems, Inc.*	223,000	6,634,250
Straumann Holding AG (Switzerland)	32,717	8,471,366
Zoll Medical Corp.*	355,000	7,639,600

		125,886,804

Health Care Providers & Services—21.70%
Aetna, Inc.	245,000	6,818,350
Bio-Reference Laboratories, Inc.*	140,000	4,816,000
CIGNA Corp.	237,000	6,657,330
Diagnosticos da America S.A.* (Brazil)	250,000	6,492,407
Sonic Healthcare Ltd. (Australia)	910,000	11,405,198
UnitedHealth Group, Inc.	253,000	6,335,120
VCA Antech, Inc.*	230,000	6,184,700
WellPoint, Inc.*	136,000	6,440,960

		55,150,065

Health Care Technology—6.79%
Allscripts—Misys Healthcare Solutions, Inc.	277,000	5,614,790
Eclipsys Corp.*	603,000	11,637,900

		17,252,690

Life Sciences Tools & Services—5.54%
Caliper Life Sciences, Inc.*	2,578,423	7,271,153
Icon plc—ADR* (Ireland)	277,880	6,805,281

		14,076,434

Total Health Care		223,154,795

TOTAL COMMON STOCKS (Identified Cost $206,990,522)		223,212,334

PREFERRED STOCKS—0.54%
Financials—0.54%

Investment Portfolio - September 30, 2009 (unaudited)

Life Sciences Series	Shares/ Principal Amount	Value
Insurance—0.54%
Avalon HealthCare Holdings, Inc.—Series D*[1,2,3,6,9] (Identified Cost $2,312,500)	925,000	1,387,500

WARRANTS—0.08%
Financials—0.01%
Insurance—0.01%
Avalon HealthCare Holdings, Inc., 2/27/2014[1,2,3,7,9]	38,359	14,960

Health Care—0.07%
Life Sciences Tools & Services—0.07%
Caliper Life Sciences, Inc., 8/15/2010[2,3,8,9]	285,000	123,280
Caliper Life Sciences, Inc., 8/10/2011	401,109	72,200

Total Health Care		195,480

TOTAL WARRANTS (Identified Cost $560,760)		210,440

SHORT-TERM INVESTMENTS—11.83%
Dreyfus Cash Management, Inc.—Institutional Shares	11,063,435	11,063,435
Fannie Mae Discount Note, 11/19/2009	$12,000,000	11,998,833
U.S. Treasury Bill, 11/19/2009	7,000,000	6,999,672

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $30,061,890)		30,061,940

TOTAL INVESTMENTS—100.28% (Identified Cost $239,925,672)		254,872,214
LIABILITIES, LESS OTHER ASSETS—(0.28%)		(721,217)

NET ASSETS—100%		$254,150,997

*	Non-income producing security

ADR—American Depository Receipt

[1]	Avalon Healthcare Holdings, Inc. is an affiliated company as defined by the Investment Company Act of 1940.

[2]	Security has been valued at fair value.

[3]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $6,308,339, or 2.48%, of the Series’ net assets as of September 30, 2009.

[4]	This security was acquired on February 27, 2009 at a cost of $76,718 ($2.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

[5]	This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.

[6]	This security was acquired on June 22, 2007 at a cost of $2,312,500 ($2.50 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

[7]	This security was acquired on February 27, 2009 at a cost of $19,180 ($0.50 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors.

[8]	This security was acquired on August 11, 2005 at a cost of $365,484 ($1.28 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors.

[9]	This security is considered to be Level 3 (see footnote regarding classification of inputs below).

Investment Portfolio - September 30, 2009 (unaudited)

Federal Tax Information:

On September 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$240,286,868

Unrealized appreciation	$32,368,126
Unrealized depreciation	(17,782,780)

Net unrealized appreciation	$14,585,346

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	9/30/09	Level 1	Level 2	Level 3
Equity securities*	$223,422,774	$223,226,995	$—	$195,779
Preferred securities	1,387,500	—	—	1,387,500
Debt securities:
US Treasury and other US government agencies	18,998,505	—	18,998,505	—
Mutual Funds	11,063,435	11,063,435	—	—
Other financial instruments**	—	—	—	—

Total	$254,872,214	$234,290,430	$18,998,505	$1,583,279

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2009, the Series did not hold any derivative instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Level 3 Reconcilliation	Equities	Asset-Backed
Balance as of 12/31/08	$1,911,387	$—
Realized gain/loss	—	—
Change in unrealized appreciation (depreciation)	(424,006)	—
Net purchases (sales)	95,898	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/09	$1,583,279	$—

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2009 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
COMMON STOCKS—96.88%

Consumer Discretionary—14.38%
Auto Parts & Equipment—0.97%
WABCO Holdings, Inc.	75,790	$1,591,590

Hotels, Restaurants & Leisure—2.75%
Choice Hotels International, Inc.	52,060	1,616,984
International Game Technology	135,130	2,902,592

		4,519,576

Household Durables—3.18%
NVR, Inc.*	4,180	2,664,207
Rodobens Negocios Imobiliarios S.A. (Brazil)	253,670	2,557,752

		5,221,959

Media—0.97%
Mediacom Communications Corp.—Class A*	277,860	1,600,474

Multiline Retail—1.27%
Nordstrom, Inc.	68,580	2,094,433

Specialty Retail—3.97%
Dick’s Sporting Goods, Inc.*	187,790	4,206,496
Dufry South America Ltd.—BDR (Bermuda)	31,200	527,545
The Finish Line, Inc.—Class A	176,010	1,788,262

		6,522,303

Textile, Apparel & Luxury Goods—1.27%
True Religion Apparel, Inc.*	80,173	2,078,886

Total Consumer Discretionary		23,629,221

Consumer Staples—9.70%
Food & Staples Retailing—2.66%
BJ’s Wholesale Club, Inc.*	120,500	4,364,510

Food Products—5.60%
Dean Foods Co.*	181,060	3,221,057
Flowers Foods, Inc.	128,450	3,376,950
Sanderson Farms, Inc.	43,020	1,619,273
Tootsie Roll Industries, Inc.	41,715	991,983

		9,209,263

Personal Products—1.44%
Alberto-Culver Co.	85,360	2,362,765

Total Consumer Staples		15,936,538

Energy—7.21%
Energy Equipment & Services—4.57%
Calfrac Well Services Ltd. (Canada)	132,210	2,346,777
Dril-Quip, Inc.*	56,690	2,814,092
Trican Well Service Ltd. (Canada)	180,290	2,341,210

		7,502,079

Oil, Gas & Consumable Fuels—2.64%
Edge Petroleum Corp.*	1,138,140	637,244
Forest Oil Corp.*	50,270	983,784
Mariner Energy, Inc.*	76,770	1,088,598
Uranium One, Inc.* (Canada)	679,280	1,630,932

		4,340,558

Total Energy		11,842,637

Investment Portfolio - September 30, 2009 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Financials—11.31%
Capital Markets—2.95%
Federated Investors, Inc.—Class B	117,940	3,110,078
SEI Investments Co.	88,300	1,737,744

		4,847,822

Commercial Banks—1.94%
First Commonwealth Financial Corp.	223,150	1,267,492
Wilmington Trust Corp.	135,150	1,919,130

		3,186,622

Real Estate Investment Trusts (REITS)—3.95%
American Campus Communities, Inc.	63,600	1,707,660
Corporate Office Properties Trust	85,740	3,162,091
Home Properties, Inc.	37,670	1,623,200

		6,492,951

Thrifts & Mortgage Finance—2.47%
First Niagara Financial Group, Inc.	176,580	2,177,231
NewAlliance Bancshares, Inc.	175,460	1,877,422

		4,054,653

Total Financials		18,582,048

Health Care—18.25%
Biotechnology—0.95%
Celera Corp.*	250,160	1,558,497

Health Care Equipment & Supplies—6.98%
Abaxis, Inc.*	55,320	1,479,810
CONMED Corp.*	84,710	1,623,891
Inverness Medical Innovations, Inc.*	93,350	3,615,445
OraSure Technologies, Inc.*	436,500	1,265,850
Zoll Medical Corp.*	162,290	3,492,481

		11,477,477

Health Care Providers & Services—3.64%
Diagnosticos da America S.A.* (Brazil)	230,120	5,976,131

Health Care Technology—4.39%
Cerner Corp.*	46,280	3,461,744
Eclipsys Corp.*	194,290	3,749,797

		7,211,541

Life Sciences Tools & Services—2.29%
PerkinElmer, Inc.	195,580	3,762,959

Total Health Care		29,986,605

Industrials—12.75%
Airlines—2.31%
AirTran Holdings, Inc.*	318,300	1,989,375
JetBlue Airways Corp.*	302,490	1,808,890

		3,798,265

Building Products—1.38%
Owens Corning, Inc.*	101,040	2,268,348

Commercial Services & Supplies—2.74%
Tomra Systems ASA (Norway)	962,570	4,501,263

Machinery—3.44%
FreightCar America, Inc.	128,590	3,124,737
Wabtec Corp.	67,360	2,528,021

Investment Portfolio - September 30, 2009 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
		5,652,758

Road & Rail—2.88%
Heartland Express, Inc.	158,860	2,287,584
Knight Transportation, Inc.	145,450	2,440,651

		4,728,235

Total Industrials		20,948,869

Information Technology—14.98%
Communications Equipment—7.26%
Blue Coat Systems, Inc.*	261,700	5,911,803
Infinera Corp.*	419,180	3,332,481
Riverbed Technology, Inc.*	122,240	2,684,390

		11,928,674

Computers & Peripherals—0.51%
Diebold, Inc.*	25,200	829,836

Electronic Equipment, Instruments & Components—0.92%
Cogent, Inc.*	149,350	1,508,435

IT Services—1.76%
Online Resources Corp.*	469,640	2,897,679

Software—4.53%
TIBCO Software, Inc.*	478,190	4,538,023
UbiSoft Entertainment S.A.* (France)	153,640	2,909,005

		7,447,028

Total Information Technology		24,611,652

Materials—4.36%
Chemicals—3.52%
Calgon Carbon Corp.*	287,630	4,265,553
The Scotts Miracle-Gro Co.—Class A	35,400	1,520,430

		5,785,983

Containers & Packaging—0.84%
Bemis Co., Inc.	53,390	1,383,335

Total Materials		7,169,318

Telecommunication Services—1.54%
Wireless Telecommunication Services—1.54%
SBA Communications Corp.—Class A*	93,550	2,528,656

Utilities—2.40%
Independent Power Producers and Energy Traders—2.40%
Mirant Corp.*	104,160	1,711,349
RRI Energy, Inc.*	312,670	2,232,464

Total Utilities		3,943,813

TOTAL COMMON STOCKS (Identified Cost $141,480,412)		159,179,357

SHORT-TERM INVESTMENTS—3.16%
Dreyfus Cash Management, Inc.—Institutional Shares	4,187,248	4,187,248
U.S. Treasury Bill, 11/19/2009	$1,000,000	999,937

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,187,160)		5,187,185

TOTAL INVESTMENTS—100.04% (Identified Cost $146,667,572)		164,366,542

Investment Portfolio - September 30, 2009 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
LIABILITIES, LESS OTHER ASSETS—(0.04%)		(58,136)

NET ASSETS—100%		$164,308,406

*	Non-income producing security

Federal Tax Information:

On September 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$146,667,572

Unrealized appreciation	$29,286,498
Unrealized depreciation	(11,587,528)

Net unrealized appreciation	$17,698,970

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	9/30/09	Level 1	Level 2	Level 3
Equity securities*	$159,179,357	$159,179,357	$—	$—
Preferred securities	—	—	—	—
Debt securities:
US Treasury and other US government agencies	999,937	—	999,937	—
Mutual Funds	4,187,248	4,187,248	—	—
Other financial instruments**	—	—	—	—

Total	$164,366,542	$163,366,605	$999,937	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or September 30, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2009 (unaudited)

Technology Series	Shares/ Principal Amount	Value
COMMON STOCKS—94.9%
Consumer Discretionary—3.8%
Hotels, Restaurants & Leisure—3.8%
International Game Technology	320,000	$6,873,600

Health Care—4.6%
Health Care Technology—4.6%
Cerner Corp.*	62,680	4,688,464
Eclipsys Corp.*	181,700	3,506,810

Total Health Care		8,195,274

Information Technology—77.0%
Communications Equipment—21.7%
Alcatel-Lucent—ADR* (France)	850,000	3,816,500
Blue Coat Systems, Inc.*	347,000	7,838,730
Cisco Systems, Inc.*	287,600	6,770,104
Infinera Corp.*	816,000	6,487,200
Juniper Networks, Inc.*	223,800	6,047,076
Nokia Corp.—ADR (Finland)	241,000	3,523,420
Riverbed Technology, Inc.*	215,000	4,721,400

		39,204,430

Computers & Peripherals—2.9%
EMC Corp.*	303,000	5,163,120

Electronic Equipment, Instruments & Components—6.1%
Cogent, Inc.*	468,620	4,733,062
LoJack Corp.*	1,221,430	6,217,079

		10,950,141

Internet Software & Services—7.8%
comScore, Inc.*	220,000	3,962,200
Google, Inc.—Class A*	10,000	4,958,500
MercadoLibre, Inc.* (Argentina)	25,900	996,114
Vocus, Inc.*	195,000	4,073,550

		13,990,364

IT Services—9.0%
Accenture plc—Class A (Ireland)	137,000	5,105,990
Amdocs Ltd.* (Guernsey)	202,790	5,450,995
Cap Gemini (France)	106,900	5,598,943

		16,155,928

Semiconductors & Semiconductor Equipment—7.5%
KLA-Tencor Corp.	51,000	1,828,860
Lam Research Corp.*	173,000	5,909,680
Tokyo Electron Ltd. (Japan)	92,000	5,873,649

		13,612,189

Software—22.0%
Autodesk, Inc.*	288,000	6,854,400
DemandTec, Inc.*	95,989	847,583
Electronic Arts, Inc. (EA)*	276,000	5,257,800
Intuit, Inc.*	140,000	3,990,000
Microsoft Corp.	230,400	5,965,056
Net 1 UEPS Technologies, Inc.* (South Africa)	185,410	3,886,193
SAP AG—ADR (Germany)	102,000	4,984,740
Shanda Interactive Entertainment Ltd.—ADR* (China)	69,130	3,539,456
Temenos Group AG* (Switzerland)	181,000	4,245,463

		39,570,691

Investment Portfolio - September 30, 2009 (unaudited)

Technology Series	Shares/ Principal Amount	Value
Total Information Technology		138,646,863

Materials—2.0%
Chemicals—2.0%
Monsanto Co.	47,600	3,684,240

Telecommunication Services—7.5%
Wireless Telecommunication Services—7.5%
American Tower Corp.—Class A*	98,000	3,567,200
Crown Castle International Corp.*	200,000	6,272,000
SBA Communications Corp.—Class A*	136,590	3,692,028

Total Telecommunication Services		13,531,228

TOTAL COMMON STOCKS (Identified Cost $157,101,419)		170,931,205

SHORT-TERM INVESTMENTS—5.6%
Dreyfus Cash Management, Inc.—Institutional Shares	7,175,057	7,175,057
Fannie Mae Discount Note,10/9/09	$3,000,000	2,999,910

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10,174,977)		10,174,967

TOTAL INVESTMENTS—100.5% (Identified Cost $167,276,396)		181,106,172
LIABILITIES, LESS OTHER ASSETS—(0.5%)		(948,076)

NET ASSETS—100%		$180,158,096

*	Non-income producing security

ADR—American Depository Receipt

Federal Tax Information:

On September 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$167,276,396

Unrealized appreciation	$26,401,882
Unrealized depreciation	(12,572,106)

Net unrealized appreciation	$13,829,776

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - September 30, 2009 (unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	9/30/09	Level 1	Level 2	Level 3
Equity securities*	$170,931,205	$170,931,205	$—	$—
Preferred securities	—	—	—	—
Debt securities:
US Treasury and other US government agencies	2,999,910	—	2,999,910	—
Mutual Funds	7,175,057	7,175,057	—	—
Other financial instruments**	—	—	—	—

Total	$181,106,172	$178,106,262	$2,999,910	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or September 30, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2009 (unaudited)

International Series	Shares/ Principal Amount	Value
COMMON STOCKS—90.45%
Consumer Discretionary—11.02%
Auto Components—1.24%
Hankook Tire Co. Ltd. (South Korea)	143,000	$2,846,889

Automobiles—1.31%
Hyundai Motor Co. (South Korea)	31,610	2,992,202

Household Durables—3.27%
Corporacion GEO S.A.B. de C.V.—Class B* (Mexico)	627,000	1,705,143
Klabin Segall S.A.* (Brazil)	140,000	406,255
LG Electronics, Inc. (South Korea)	26,000	2,770,184
Rodobens Negocios Imobiliarios S.A. (Brazil)	259,000	2,611,494

		7,493,076

Media—2.66%
Impresa—Sociedade Gestora de Participacoes S.A.* (Portugal)	338,000	781,411
Reed Elsevier plc—ADR (United Kingdom)	48,131	1,447,780
Societe Television Francaise 1 (France)	86,800	1,525,347
Wolters Kluwer N.V. (Netherlands)	105,037	2,243,119
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.—ADR[1] (Portugal)	13,275	89,920

		6,087,577

Multiline Retail—1.02%
PPR (France)	18,300	2,345,371

Specialty Retail—0.87%
Komeri Co. Ltd. (Japan)	67,000	1,985,738

Textiles, Apparel & Luxury Goods—0.65%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	14,920	1,500,449

Total Consumer Discretionary		25,251,302

Consumer Staples—16.16%
Beverages—2.03%
Diageo plc (United Kingdom)	130,000	1,994,184
Kirin Holdings Co. Ltd. (Japan)	173,000	2,652,345

		4,646,529

Food & Staples Retailing—5.65%
Carrefour S.A. (France)	132,332	6,002,505
Casino Guichard-Perrachon S.A. (France)	27,300	2,165,050
President Chain Store Corp. (Taiwan)	562,320	1,379,196
Tesco plc (United Kingdom)	533,000	3,403,324

		12,950,075

Food Products—6.64%
Cadbury plc (United Kingdom)	260,000	3,336,103
Danone S.A. (France)	31,952	1,925,264
IOI Corp. Berhad (Malaysia)	446,400	671,084
Nestle S.A. (Switzerland)	84,000	3,580,541
Suedzucker AG (Germany)	72,400	1,464,039
Unilever plc—ADR (United Kingdom)	148,000	4,244,640

		15,221,671

Household Products—1.84%
Kao Corp. (Japan)	47,000	1,162,563
Reckitt Benckiser Group plc (United Kingdom)	62,500	3,053,993

		4,216,556

Total Consumer Staples		37,034,831

Energy—4.52%
Oil, Gas & Consumable Fuels—4.52%
BP plc (United Kingdom)	205,000	1,811,463
Royal Dutch Shell plc—Class B (Netherlands)	70,500	1,955,642
Royal Dutch Shell plc—Class B—ADR (Netherlands)	70,100	3,909,477
Total S.A. (France)	45,160	2,683,116

Total Energy		10,359,698

Financials—14.81%
Capital Markets—0.60%
Daiwa Securities Group, Inc. (Japan)	79,000	407,543
Nomura Holdings, Inc. (Japan)	63,000	388,178

Investment Portfolio - September 30, 2009 (unaudited)

International Series	Shares/ Principal Amount	Value
OSK Holdings Berhad (Malaysia)	1,337,000	556,600
OSK Ventures International Berhad* (Malaysia)	202,575	27,818

		1,380,139

Commercial Banks—5.16%
BNP Paribas (France)	26,000	2,077,170
BNP Paribas—Rights (France)	26,000	56,304
The Chugoku Bank Ltd. (Japan)	137,000	1,735,588
Commerzbank AG* (Germany)	62,500	797,448
Credit Agricole S.A. (France)	57,900	1,209,798
The Hachijuni Bank Ltd. (Japan)	244,000	1,359,331
Hong Leong Financial Group Berhad (Malaysia)	653,000	1,015,652
Mitsubishi UFJ Financial Group, Inc. (MUFG) (Japan)	170,000	912,981
Royal Bank of Scotland Group plc* (United Kingdom)	254,302	215,162
Societe Generale (France)	14,140	1,137,937
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	1,312,747

		11,830,118

Diversified Financial Services—0.51%
ING Groep N.V.* (Netherlands)	65,395	1,167,375

Insurance—6.30%
Allianz SE (Germany)	32,620	4,109,539
Amil Participacoes S.A. (Brazil)	717,000	3,946,678
AXA S.A. (France)	44,892	1,215,197
Muenchener Rueckverisicherungs-Gesellschaft AG (MunichRe) (Germany)	32,400	5,181,686

		14,453,100

Real Estate Investment Trusts (REITS)—1.26%
Alstria Office REIT AG (Germany)	250,000	2,882,519

Real Estate Management & Development—0.02%
OSK Property Holdings Berhad (Malaysia)	243,091	37,247

Thrifts & Mortgage Finance—0.96%
Aareal Bank AG* (Germany)	92,000	2,192,880

Total Financials		33,943,378

Health Care—9.95%
Health Care Equipment & Supplies—0.80%
Straumann Holding AG (Switzerland)	7,114	1,842,018

Pharmaceuticals—9.15%
AstraZeneca plc (United Kingdom)	22,300	999,156
AstraZeneca plc—ADR (United Kingdom)	37,000	1,663,150
Bayer AG (Germany)	107,350	7,473,645
GlaxoSmithKline plc (United Kingdom)	138,000	2,711,179
Novartis AG—ADR (Switzerland)	49,000	2,468,620
Sanofi-Aventis (France)	21,083	1,547,068
Shire plc (Ireland)	170,000	2,944,617
Takeda Pharmaceutical Co. Ltd. (Japan)	28,000	1,166,797

		20,974,232

Total Health Care		22,816,250

Industrials—15.22%
Airlines—1.28%
Deutsche Lufthansa AG (Germany)	164,800	2,931,016

Commercial Services & Supplies—2.36%
Taiwan Secom (Taiwan)	627,210	995,633
Tomra Systems ASA (Norway)	946,850	4,427,751

		5,423,384

Electrical Equipment—2.51%
Alstom S.A. (France)	30,000	2,189,105
Scheider Electric S.A. (France)	21,200	2,148,445
Teco Electric & Machinery Co. Ltd. (Taiwan)	3,280,000	1,429,283

		5,766,833

Industrial Conglomerates—4.21%
Siemens AG (Germany)	92,300	8,608,346
Sonae (Portugal)	669,100	925,185
Sonae Capital S.A. (SGPS)* (Portugal)	83,637	113,812

		9,647,343

Investment Portfolio - September 30, 2009 (unaudited)

International Series	Shares/ Principal Amount	Value
Machinery - 1.66%
FANUC Ltd. (Japan)	15,500	1,390,251
MAN SE (Germany)	29,000	2,420,804

		3,811,055

Road and Rail—2.45%
All America Latina Logistica (ALL) (Brazil)	722,000	5,608,717

Transportation Infrastructure—0.75%
Malaysia Airports Holdings Berhad (Malaysia)	1,716,000	1,711,535

Total Industrials		34,899,883

Information Technology—5.06%
Communications Equipment—0.35%
D-Link Corp. (Taiwan)	897,606	796,245

Electronic Equipment, Instruments & Components—0.84%
Keyence Corp. (Japan)	5,445	1,163,622
Yageo Corp. (Taiwan)	2,690,000	754,386

		1,918,008

IT Services—1.03%
Cap Gemini (France)	45,000	2,356,898

Semiconductors & Semiconductor Equipment—1.53%
Hynix Semiconductor, Inc.* (South Korea)	66,000	1,109,432
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	219,565	2,406,432

		3,515,864

Software—1.31%
SAP AG (Germany)	61,400	3,014,164

Total Information Technology		11,601,179

Materials—2.08%
Chemicals—0.02%
Arkema (France)	1,129	39,779

Construction Materials—0.74%
Taiwan Cement Corp. (Taiwan)	1,518,827	1,706,600

Metals & Mining—1.32%
Antofagasta plc—ADR[1] (United Kingdom)	123,130	3,017,916

Total Materials		4,764,295

Telecommunication Services—6.09%
Diversified Telecommunication Services—4.78%
France Telecom S.A. (France)	124,500	3,316,393
France Telecom S.A.—ADR (France)	31,000	834,520
Portugal Telecom S.A. (SGPS)—ADR (Portugal)	94,250	999,993
Swisscom AG—ADR[1] (Switzerland)	85,000	3,034,500
Telefonica S.A.—ADR (Spain)	18,250	1,513,108
Telenor ASA—ADR*[1] (Norway)	36,250	1,269,113

		10,967,627

Wireless Telecommunication Services—1.31%
Digi.com Berhad (Malaysia)	227,000	1,405,707
SK Telecom Co. Ltd.—ADR (South Korea)	91,000	1,587,950

		2,993,657

Total Telecommunication Services		13,961,284

Utilities—5.54%
Electric Utilities—2.44%
E.ON AG (Germany)	131,211	5,583,038

Multi-Utilities—1.76%
GDF Suez (France)	41,370	1,836,871
National Grid plc (United Kingdom)	229,000	2,210,156

		4,047,027

Water Utilities—1.34%
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	182,000	3,071,179

Total Utilities		12,701,244

Investment Portfolio - September 30, 2009 (unaudited)

International Series	Shares/ Principal Amount	Value
TOTAL COMMON STOCKS (Identified Cost $186,947,535)		207,333,344

SHORT-TERM INVESTMENTS—9.20%
Dreyfus Cash Management, Inc.—Institutional Shares	3,098,117	3,098,117
Federal Home Loan Bank Discount Note, 10/9/2009	$8,000,000	7,999,760
U.S. Treasury Bill, 11/19/2009	10,000,000	9,999,368

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $21,097,019)		21,097,245

TOTAL INVESTMENTS—99.65% (Identified Cost $208,044,554)		228,430,589
OTHER ASSETS, LESS LIABILITIES—0.35%		809,849

NET ASSETS—100%		$229,240,438

*	Non-income producing security

ADR—American Depository Receipt

[1]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security. Such securities are considered Level 2.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany—20.35%; France—16.65%; United Kingdom—13.13%.

Federal Tax Information:

On September 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$208,677,813

Unrealized appreciation	$41,972,667
Unrealized depreciation	(22,219,891)

Net unrealized appreciation	$19,752,776

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	9/30/09	Level 1	Level 2	Level 3
Equity securities*	$207,333,344	$199,921,895	$7,411,449	$—
Preferred securities	—	—	—	—
Debt securities:
US Treasury and other US government agencies	17,999,128	—	17,999,128	—
Mutual Funds	3,098,117	3,098,117	—	—
Other financial instruments**	—	—	—	—

Total	$228,430,589	$203,020,012	$25,410,577	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or September 30, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2009 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
COMMON STOCKS—91.7%
Consumer Discretionary—7.8%
Automobiles—1.4%
Bayerische Motoren Werke AG (BMW) (Germany)	795,990	$38,330,233
Suzuki Motor Corp. (Japan)	836,600	19,528,435

		57,858,668

Hotels, Restaurants & Leisure—0.5%
Club Mediterranee S.A.* (France)	852,070	20,110,164

Leisure Equipment & Products—0.8%
Sankyo Co. Ltd. (Japan)	490,300	30,701,794

Media—4.1%
Grupo Televisa S.A.—ADR (Mexico)	4,257,230	79,141,906
Societe Television Francaise 1 (France)	4,723,030	82,998,391

		162,140,297

Textiles, Apparel & Luxury Goods—1.0%
Adidas AG (Germany)	773,540	41,120,097

Total Consumer Discretionary		311,931,020

Consumer Staples—12.4%
Beverages—2.3%
Carlsberg A/S—Class B (Denmark)	202,450	14,667,117
Heineken N.V. (Netherlands)	1,690,420	77,925,584

		92,592,701

Food & Staples Retailing—2.6%
Carrefour S.A. (France)	2,324,720	105,447,990

Food Products—7.3%
Cadbury plc (United Kingdom)	2,878,255	36,931,366
Nestle S.A. (Switzerland)	2,034,760	86,732,627
Unilever plc—ADR (United Kingdom)	5,788,660	166,018,769

		289,682,762

Personal Products—0.2%
Natura Cosmeticos S.A. (Brazil)	443,070	7,966,905

Total Consumer Staples		495,690,358

Energy—7.3%
Energy Equipment & Services—5.4%
Calfrac Well Services Ltd.[1] (Canada)	3,178,100	56,412,463
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	3,396,540	79,244,151
Trican Well Service Ltd. (Canada)	6,084,620	79,013,657

		214,670,271

Oil, Gas & Consumable Fuels—1.9%
Talisman Energy, Inc. (Canada)	4,308,870	74,994,626
Uranium One, Inc.* (Canada)	276,790	664,565

		75,659,191

Total Energy		290,329,462

Financials—3.8%
Diversified Financial Services—0.8%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	580,984	30,603,608

Investment Portfolio - September 30, 2009 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
Insurance—3.0%
Allianz SE (Germany)	619,440	78,038,400
Willis Group Holdings Ltd. (United Kingdom)	1,542,600	43,532,172

		121,570,572

Total Financials		152,174,180

Health Care—18.9%
Health Care Equipment & Supplies—8.0%
Covidien plc (Ireland)	3,049,300	131,912,718
Mindray Medical International Ltd.—ADR (China)	1,717,220	56,050,061
Nobel Biocare Holding AG (Switzerland)	1,968,870	65,185,561
Straumann Holding AG (Switzerland)	160,950	41,674,554
Synthes, Inc. (United States)	200,317	24,150,187

		318,973,081

Health Care Providers & Services—5.6%
BML, Inc. (Japan)	740,000	21,437,326
Bumrungrad Hospital Public Co. Ltd.—NVDR (Thailand)	23,116,100	20,082,891
Diagnosticos da America S.A.* (Brazil)	1,550,090	40,255,259
Sonic Healthcare Ltd. (Australia)	11,415,810	143,076,460

		224,851,936

Life Sciences Tools & Services—4.2%
Lonza Group AG (Switzerland)	1,514,540	165,195,965

Pharmaceuticals—1.1%
Novartis AG—ADR (Switzerland)	879,910	44,329,866

Total Health Care		753,350,848

Industrials—16.9%
Aerospace & Defense—2.6%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR* (Brazil)	4,566,860	104,763,768

Air Freight & Logistics—3.0%
TNT N.V. (Netherlands)	4,466,470	119,858,742

Airlines—1.8%
Ryanair Holdings plc—ADR* (Ireland)	1,462,260	42,464,030
Singapore Airlines Ltd. (Singapore)	3,151,000	30,836,432

		73,300,462

Electrical Equipment—5.4%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	5,348,720	107,188,349
Gamesa Corporacion Tecnologica S.A. (Spain)	1,887,680	42,287,258
Nexans S.A. (France)	787,200	63,615,961

		213,091,568

Industrial Conglomerates—3.4%
Siemens AG (Germany)	1,449,970	135,231,242

Road and Rail—0.7%
Canadian National Railway Co. (Canada)	531,302	26,028,485

Total Industrials		672,274,267

Information Technology—21.6%
Communications Equipment—4.3%
Alcatel-Lucent—ADR* (France)	21,195,350	95,167,121

Investment Portfolio - September 30, 2009 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
Nokia Corp.—ADR (Finland)	5,270,270	77,051,347

		172,218,468

Internet Software & Services—0.5%
MercadoLibre, Inc.* (Argentina)	494,030	19,000,394

IT Services—7.8%
Accenture plc—Class A (Ireland)	1,141,170	42,531,406
Amdocs Ltd.* (Guernsey)	5,265,693	141,541,828
Cia Brasileira de Meios de Pagamento S.A. (Brazil)	6,253,170	61,956,266
Redecard S.A. (Brazil)	4,045,620	62,558,308

		308,587,808

Semiconductors & Semiconductor Equipment—2.7%
Advantest Corp. (Japan)	1,508,300	41,845,872
Tokyo Electron Ltd. (Japan)	1,053,200	67,240,513

		109,086,385

Software—6.3%
Misys plc* (United Kingdom)	15,827,458	52,250,692
SAP AG—ADR (Germany)	1,329,610	64,978,041
Shanda Interactive Entertainment Ltd.—ADR* (China)	672,530	34,433,536
Square Enix Holdings Co. Ltd. (Japan)	1,426,400	38,620,078
UbiSoft Entertainment S.A.* (France)	3,176,470	60,142,987

		250,425,334

Total Information Technology		859,318,389

Materials—1.1%
Chemicals—0.8%
Johnson Matthey plc (United Kingdom)	1,323,730	29,358,877

Paper & Forest Products—0.3%
Norbord, Inc. (Canada)	7,911,480	13,082,324

Total Materials		42,441,201

Telecommunication Services—1.9%
Diversified Telecommunication Services—0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd. (Hong Kong)	17,400,000	2,918,785
Hutchison Telecommunications Hong Kong Holdings Ltd.—ADR[2] (Hong Kong)	135,670	329,678

		3,248,463

Wireless Telecommunication Services—1.8%
Hutchison Telecommunications International Ltd. (Hong Kong)	41,400,000	8,547,317
Hutchison Telecommunications International Ltd.—ADR (Hong Kong)	135,670	415,150
SK Telecom Co. Ltd.—ADR (South Korea)	3,581,330	62,494,209

		71,456,676

Total Telecommunication Services		74,705,139

TOTAL COMMON STOCKS (Identified Cost $3,293,321,770)		3,652,214,864

PREFERRED STOCKS—1.6%
Consumer Staples—1.6%
Household Products—1.6%
Henkel AG & Co. KGaA (Germany)
(Identified Cost $51,363,284)	1,503,580	64,725,464

Investment Portfolio - September 30, 2009 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS—11.9%
Dreyfus Cash Management, Inc.—Institutional Shares	123,167,728	123,167,728
Fannie Mae Discount Note, 11/19/2009	$150,000,000	149,986,863
U.S. Treasury Bill, 11/19/2009	200,000,000	199,987,372

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $473,137,784)		473,141,963

TOTAL INVESTMENTS—105.2% (Identified Cost $3,817,822,838)		4,190,082,291
LIABILITIES, LESS OTHER ASSETS—(5.2%)		(207,210,528)

NET ASSETS—100%		$3,982,871,763

*	Non-income producing security

ADR—American Depository Receipt

NVDR—Non-Voting Depository Receipt

[1]	Calfrac Well Services Ltd. is an affiliated company as defined by the Investment Company Act of 1940.

[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security. Such securities are considered Level 2.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: France—13.5%; Switzerland—12.8%; Germany—10.6%.

Federal Tax Information:

On September 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$3,817,822,838

Unrealized appreciation	$438,959,660
Unrealized depreciation	(66,700,207)

Net unrealized appreciation	$372,259,453

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	9/30/09	Level 1	Level 2	Level 3
Equity securities*	$3,652,214,864	$3,651,885,186	$329,678	$—
Preferred securities	64,725,464	64,725,464	—	—
Debt securities:
US Treasury and other US government agencies	349,974,235	—	349,974,235	—
Mutual Funds	123,167,728	123,167,728	—	—
Other financial instruments**	—	—	—	—

Total	$4,190,082,291	$3,839,778,378	$350,303,913	$—

Investment Portfolio - September 30, 2009 (unaudited)

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or September 30, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2009 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
OHIO MUNICIPAL SECURITIES—95.6%
American Municipal Power-Ohio Inc., Revenue Bond	5.250%	2/15/2023	A1	$150,000	$165,357
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	A2	25,000	27,139
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2029	Aa3	200,000	205,654
Brunswick Ohio Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa3	100,000	100,078
Canal Winchester Local School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2025	A3	355,000	413,916
Canal Winchester Local School District, G.O. Bond, FSA	4.250%	12/1/2027	Aa3	500,000	506,185
Cincinnati Water Systems, Series B, Revenue Bond, NATL	5.000%	12/1/2023	Aa2	600,000	675,168
Cleveland Heights & University Heights County School District, Library Impt., G.O. Bond	5.125%	12/1/2026	Aa3	200,000	211,012
Cleveland, Income Tax, Revenue Bond	5.250%	5/15/2024	AA2	500,000	557,540
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	286,095
Columbus City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.250%	12/1/2032	Aa3	500,000	504,285
Columbus Ohio City School District, School Facilities Construction & Impt., G.O. Bond	4.500%	12/1/2029	Aa3	500,000	522,720
Columbus Ohio Sewer Revenue System, Series A, Revenue Bond	4.250%	6/1/2030	Aa2	250,000	254,080
Cuyahoga Falls, G.O. Bond, NATL	5.000%	12/1/2021	Aa3	750,000	835,275
Eaton Community City Schools, School Impt., G.O. Bond, FGRNA	4.125%	12/1/2026	A1	500,000	496,630
Euclid Ohio, G.O. Bond, NATL	4.250%	12/1/2023	A1	465,000	484,516
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2028	Aa3	400,000	409,468
Fairfield County, Building Impt., G.O. Bond	5.000%	12/1/2018	Aa3	250,000	266,092
Fairview Park City School District, School Impt., G.O. Bond, NATL	5.000%	12/1/2029	A2	315,000	326,132
Franklin County, G.O. Bond	5.000%	12/1/2027	Aaa	500,000	557,380
Granville Exempt Village School District, G.O. Bond, FSA	4.375%	12/1/2031	Aa2	500,000	510,135
Greater Cleveland Regional Transit Authority, Capital Impts., G.O. Bond, FGRNA	4.125%	12/1/2023	Aa3	450,000	457,015
Hamilton City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2030	Aa3	500,000	508,890
Hamiltion Ohio Electric Revenue System, Series A, Revenue Bond, AGC	4.130%	10/1/2024	Aa2	300,000	305,421
Hamiltion Ohio Waterworks Revenue System, Series A, Revenue Bond, AGC	4.630%	10/15/2029	Aa2	100,000	103,867
Hancock County, Various Purposes, G.O. Bond, NATL	4.000%	12/1/2016	Aa3	200,000	219,098
Indian Hill Village School District, Hamilton County, School Impt., G.O. Bond	4.375%	12/1/2022	Aaa	250,000	269,425
Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa1	500,000	485,910
Kettering City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2025	Aa3	750,000	773,295
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR3	500,000	482,155
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	A1	250,000	274,310
Lorain City School District, Classroom Facilities Impt., Unrefunded Balance, G.O. Bond, NATL	4.750%	12/1/2025	Aa3	335,000	352,001
Mansfield Ohio Limited Tax, Variable Purpose Impt., G.O. Bond, AGC	5.000%	12/1/2029	Aa2	100,000	104,183
Marysville Exempt Village School District, G.O. Bond, FSA	5.000%	12/1/2023	Aa3	500,000	543,930
Marysville Ohio Wastewater Treatment System Revenue, Revenue Bond	4.750%	12/1/2046	Aa2	80,000	80,678
Maumee, G.O. Bond, NATL	4.125%	12/1/2018	Aa3	375,000	405,169
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.600%	12/1/2031	Aa3	260,000	265,923
Muskingum County Ohio Limited Tax, Variable Purpose Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa2	145,000	147,506
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2	45,000	49,763
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa2	95,000	105,056
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGRNA	5.000%	12/1/2029	Aa2	130,000	132,560
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2	85,000	93,997
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2	185,000	189,494
North Royalton Ohio, Various Purposes, G.O. Bond	5.250%	12/1/2028	Aa3	1,025,000	1,145,847
Ohio State Common, G.O. Bond	4.500%	9/15/2025	Aa2	700,000	733,537
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa2	250,000	287,922
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	40,000	45,744
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa	200,000	237,838
Olentangy Local School District, Series A, G.O. Bond, FSA	4.500%	12/1/2032	Aa2	800,000	810,232
Orange City School District, G.O. Bond	4.500%	12/1/2023	Aaa	500,000	538,305
Painesville City School District, School Impt., G.O. Bond, FGRNA	4.500%	12/1/2025	A2	170,000	174,485
Pickerington Local School District, G.O. Bond, NATL	4.300%	12/1/2024	Baa1	300,000	306,561
Plain Local School District, G.O. Bond, FGRNA	5.000%	12/1/2030	A2	140,000	143,277
South-Western City School District, Franklin & Pickway County, G.O. Bond, FSA	4.250%	12/1/2026	Aa3	600,000	610,368
Sugarcreek Local School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2031	Aa3	750,000	748,680
Sylvania Ohio City School District, School Impt., G.O. Bond, AGC	5.000%	12/1/2025	Aa2	270,000	296,660
Tallmadge City School District, School Facilities, G.O. Bond, FSA	5.000%	12/1/2031	AAA[2]	200,000	212,756
Tecumseh Local School District, School Impt., G.O. Bond, FGRNA	4.750%	12/1/2027	A3	195,000	200,292
Toledo Ohio Waterworks Revenue, Revenue Bond, NATL	5.000%	11/15/2023	A2	100,000	105,659
Trotwood-Madison City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2022	Aa3	250,000	261,545
Troy, G.O. Bond	4.750%	12/1/2024	Aa2	250,000	265,692
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	5.250%	12/1/2016	Aa3	300,000	325,032
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	WR3	235,000	259,713
Washington Court House City School District, School Impt., G.O. Bond, FGRNA	5.000%	12/1/2029	A3	500,000	519,035
Wood County, G.O. Bond	5.400%	12/1/2013	Aa3	25,000	25,068

TOTAL OHIO MUNICIPAL SECURITIES (Identified Cost $21,909,036)					22,918,751

SHORT-TERM INVESTMENTS—3.3%
Dreyfus AMT—Free Municipal Reserves—Class R (Identified Cost $786,686)				786,686	786,686

TOTAL INVESTMENTS—98.9% (Identified Cost $22,695,722)					23,705,437
OTHER ASSETS, LESS LIABILITIES—1.1%					269,629

NET ASSETS—100%					$23,975,066

KEY:

G.O. Bond—General Obligation Bond

Impt.—Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

FSA (Financial Security Assurance, Inc.)

NATL (National Public Finance Guarantee Corp.) (formerly known as MBIA (MBIA, Inc.))

The insurance does not guarantee the market value of the municipal bonds.

Investment Portfolio - September 30, 2009 (unaudited)

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

[3]	Credit rating has been withdrawn. As of September 30, 2009, there is no credit rating.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FSA—30.0%; NATL—29.2%.

Federal Tax Information:

On September 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$22,695,722

Unrealized appreciation	$1,045,870
Unrealized depreciation	(36,155)

Net unrealized appreciation	$1,009,715

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	9/30/09	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	22,918,751	—	22,918,751	—
Mutual Funds	786,686	786,686	—	—
Other financial instruments**	—	—	—	—

Total	$23,705,437	$786,686	$22,918,751	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or September 30, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2009 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
NEW YORK MUNICIPAL BONDS—95.4%
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2024	A1	$845,000	$881,555
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2025	A1	365,000	379,907
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2023	Aa3	900,000	926,316
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2024	Aa3	815,000	834,373
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa2	525,000	599,366
Chautauqua County, Public Impt., Series B, G.O. Bond, NATL	4.500%	12/15/2018	A2	485,000	529,494
Dryden Central School District, G.O. Bond, FSA	5.500%	6/15/2011	Aa3	200,000	214,058
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2	315,000	353,398
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2	360,000	391,640
Ellenville Central School District, G.O. Bond, AMBAC	5.700%	5/1/2011	A2	700,000	702,625
Fairport Central School District, G.O. Bond, FSA	5.000%	6/1/2019	Aa3	500,000	522,665
Franklin Square Union Free School District, G.O. Bond, FGRNA	5.000%	1/15/2021	A1	520,000	540,727
Greece Central School District, G.O. Bond, FSA	4.000%	6/15/2019	Aa3	2,675,000	2,898,978
Hampton Bays Union Free School District, G.O. Bond, FSA	4.250%	9/15/2026	Aa3	1,140,000	1,186,660
Haverstraw-Stony Point Central School District, G.O. Bond, FSA	4.500%	10/15/2032	Aa3	2,000,000	2,031,000
Islip, Public Impt., Prerefunded Balance, G.O. Bond, FGRNA	5.375%	6/15/2015	Aa2	1,555,000	1,620,232
Johnson City Central School District, G.O. Bond, FGRNA	4.250%	6/15/2024	A2	500,000	513,525
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2028	A2	1,000,000	1,018,910
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2030	A2	985,000	994,761
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3	1,880,000	1,919,969
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2019	A3	1,000,000	1,088,990
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2025	A3	1,690,000	1,775,869
Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Revenue Bond, NATL	5.000%	11/15/2030	A1	750,000	762,750
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA2	1,000,000	1,055,240
Metropolitan Transportation Authority, Series A, Revenue Bond, FGRNA	5.000%	11/15/2025	A2	1,500,000	1,548,030
Metropolitan Transportation Authority, Series A, Revenue Bond, FSA	5.000%	11/15/2030	Aa3	500,000	512,315
Metropolitan Transportation Authority, Series B, Revenue Bond, FSA	4.500%	11/15/2032	Aa3	500,000	506,365
Monroe County, Public Impt., G.O. Bond, AMBAC	4.125%	6/1/2020	Baa2	1,000,000	1,008,610
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa3	1,700,000	1,714,161
Nassau County, General Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	Aa2	1,000,000	1,098,210
Nassau County, General Impt., Series C, G.O. Bond, FSA	5.125%	1/1/2014	Aa3	500,000	515,200
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aa2	1,000,000	1,060,770
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2023	Aa3	200,000	206,568
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2024	Aa3	250,000	257,112
New York City, Series K, G.O. Bond, FSA	5.375%	8/1/2020	Aa3	995,000	1,006,632
New York City, Series A, G.O. Bond, CIFG	5.000%	8/1/2024	Aa3	1,000,000	1,068,170
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa3	500,000	551,575
New York City, Unrefunded Balance, Series I, G.O. Bond, NATL	5.000%	5/15/2028	AA2	1,725,000	1,735,108
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aa2	750,000	774,780
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa2	750,000	767,955
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa2	500,000	502,270
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa2	1,250,000	1,231,737
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa2	1,000,000	1,004,470
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa2	1,000,000	1,146,160
New York State, Series C, G.O. Bond, FSA	5.000%	4/15/2012	Aa3	700,000	771,771
New York State, Series A, G.O. Bond	4.500%	3/15/2019	Aa3	500,000	542,740
New York State, Series A, G.O. Bond	4.600%	3/15/2013	Aa3	475,000	502,217
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa	500,000	519,970
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa	440,000	478,368
New York State Environmental Facilities Corp., Pollution Control, Series A, Revenue Bond	5.200%	6/15/2015	Aaa	25,000	25,087
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa	1,000,000	1,038,650
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa	300,000	313,704
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, NATL	5.000%	6/15/2021	Aaa	600,000	651,264
New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	AAA[2]	750,000	840,405
New York State Housing Finance Agency, State University Construction, Series A, Revenue Bond	8.000%	5/1/2011	A1	125,000	132,590
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa	1,000,000	1,020,850
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1	1,500,000	1,527,300
New York State Dormitory Authority, Personal Income Tax, Series F, Revenue Bond	5.000%	3/15/2023	Aa3	1,475,000	1,604,210
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa	900,000	976,239
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3	1,000,000	1,068,380
New York State Thruway Authority, Series F, Revenue Bond, AMBAC	5.000%	1/1/2026	A1	340,000	359,574
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, NATL	5.250%	4/1/2011	Aa3	1,000,000	1,064,320
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aa3	750,000	801,720
New York State Thruway Authority, Highway & Bridge, Series B, Revenue Bond, AMBAC	5.000%	4/1/2021	AA2	1,500,000	1,654,410
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.500%	4/1/2015	Aa3	320,000	346,694
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, NATL	5.250%	4/1/2016	AAA[2]	300,000	327,288
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, FSA	5.000%	3/15/2014	Aa3	500,000	567,140
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	3/15/2016	AAA[2]	300,000	340,284
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, FSA	5.250%	1/1/2014	Aa3	500,000	539,765
New York State Urban Development Corp., Personal Income Tax, Series C, Revenue Bond, NATL	4.250%	3/15/2024	Baa1	1,000,000	1,053,440
New York State Urban Development Corp., Service Contract, Series B, Revenue Bond	5.250%	1/1/2022	AA2	2,350,000	2,635,031
Niagara County, Series B, G.O. Bond, NATL	5.200%	1/15/2011	Baa1	400,000	404,952
Niagara Falls City School District, G.O. Bond, FSA	4.375%	9/15/2029	AAA[2]	885,000	904,576
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	A2	610,000	662,997
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	A2	850,000	913,461
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2021	A2	850,000	900,133
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2022	A2	450,000	474,916
Port Authority of New York & New Jersey, Revenue Bond	5.000%	7/15/2024	Aa3	3,000,000	3,383,610
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa3	495,000	528,314
Port Authority of New York & New Jersey, Revenue Bond	5.000%	10/1/2030	Aa3	1,000,000	1,077,000
Pulaski Central School District, Series A, G.O. Bond, FGRNA	4.500%	6/15/2026	A2	425,000	443,475
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	Aa3	435,000	442,508
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	Aa3	510,000	516,508
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	Aa3	410,000	419,131
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA	4.250%	6/15/2014	Aa3	1,180,000	1,301,221
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	A2	250,000	298,043
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	A2	95,000	113,469
Rondout Valley Central School District, G.O. Bond, FSA	5.375%	3/1/2020	Aa3	500,000	515,580
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.250%	10/15/2028	AA2	330,000	337,659
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA2	1,000,000	1,020,340
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGRNA	4.250%	10/15/2026	AA2	1,200,000	1,241,316
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A2	1,185,000	1,195,760
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A2	1,000,000	1,007,360
Saratoga County, Public Impt., Series A, G.O. Bond	4.750%	7/15/2036	Aa2	820,000	866,404
Saratoga County Water Authority, Revenue Bond	5.000%	9/1/2038	AA2	280,000	297,581
Schenectady, G.O. Bond, NATL	5.300%	2/1/2011	Baa1	250,000	253,393
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC	5.375%	6/15/2018	A3	95,000	96,832

Investment Portfolio - September 30, 2009 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Suffolk County, Public Impt., Series A, G.O. Bond, NATL	4.250%	5/1/2024	Aa3	1,000,000	1,046,330
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa1	1,160,000	1,201,006
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa1	1,000,000	1,022,740
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.400%	8/1/2017	A2	700,000	736,708
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.500%	8/1/2018	A2	850,000	895,280
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.250%	6/15/2023	Baa1	690,000	693,167
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.375%	6/15/2025	Baa1	990,000	990,515
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A2	600,000	579,342
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A2	600,000	574,080
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	A1	1,090,000	1,096,191
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2	750,000	815,505
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA2	300,000	342,852
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGRNA	5.000%	11/15/2032	Aa3	1,000,000	1,035,710
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	AAA[2]	1,695,000	1,853,211
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	Aa2	305,000	311,820
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	AA2	560,000	585,508
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A2	605,000	655,705
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A2	865,000	940,082
Wayne County, Public Impt., G.O. Bond, NATL	4.125%	6/1/2024	A1	500,000	514,655
West Seneca Central School District, G.O. Bond, FSA	5.000%	5/1/2011	Aa3	300,000	320,181
Westchester County, Series B, G.O. Bond	4.300%	12/15/2011	Aaa	15,000	16,181
Westchester County, Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	1,075,220
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2009	Aaa	5,000	5,045
Westhampton Beach Union Free School District, G.O. Bond, NATL	4.000%	7/15/2018	Aa3	726,000	777,713
Yonkers, Series B, G.O. Bond, NATL	5.000%	8/1/2023	Baa1	1,125,000	1,148,884
Yonkers, Series B, G.O. Bond, NATL	5.000%	8/1/2030	Baa1	1,095,000	1,099,873

TOTAL NEW YORK MUNICIPAL BONDS (Identified Cost $99,092,838)					103,612,660

SHORT-TERM INVESTMENTS—2.9%
Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $3,086,120)				3,086,120	3,086,120

TOTAL INVESTMENTS—98.3% (Identified Cost $102,178,958)					106,698,780
OTHER ASSETS, LESS LIABILITIES—1.7%					1,897,470

NET ASSETS—100%					$108,596,250

KEY:

G.O. Bond—General Obligation Bond

Impt.—Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

FSA (Financial Security Assurance, Inc.)

NATL (National Public Finance Guarantee Corp.) (formerly known as MBIA (MBIA, Inc.))

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL—43.9%; FSA—13.6%.

Federal Tax Information:

On September 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$102,164,213

Unrealized appreciation	$4,609,694
Unrealized depreciation	(75,127)

Net unrealized appreciation	$4,534,567

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	9/30/09	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	103,612,660	—	103,612,660	—
Mutual Funds	3,086,120	3,086,120	—	—
Other financial instruments**	—	—	—	—

Total	$106,698,780	$3,086,120	$103,612,660	$—

Investment Portfolio - September 30, 2009 (unaudited)

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or September 30, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2009 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
MUNICIPAL BONDS—96.5%
Alabama—0.7%
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	WR3	$665,000	$680,262
Hoover Board of Education, Capital Outlay Warrants, Special Tax Warrants, NATL	5.250%	2/15/2017	A1	500,000	525,915
Odenville Utilities Board Water, Revenue Bond, NATL	4.300%	8/1/2028	Baa1	500,000	503,425

					1,709,602

Alaska—0.2%
Alaska Municipal Banking Authority, Revenue Bond, NATL	4.100%	6/1/2017	A1	455,000	481,877

Arizona—3.3%
Goodyear, G.O. Bond, NATL	4.375%	7/1/2020	A1	680,000	724,343
Mesa, G.O. Bond, FGRNA	4.125%	7/1/2027	A1	2,215,000	2,221,158
Phoenix, Series B, G.O. Bond	4.200%	7/1/2021	Aa1	1,500,000	1,596,855
Salt River Project Arizona Agricultural Improvement & Power District Elec., Series A, Revenue Bond	5.000%	1/1/2035	Aa1	1,700,000	1,800,844
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	A2	1,200,000	1,183,704

					7,526,904

California—3.9%
California State, G.O. Bond	4.750%	12/1/2028	Baa1	795,000	795,119
California State, G.O. Bond	5.250%	2/1/2023	Baa1	500,000	559,520
California State, Various Purposes, G.O. Bond, AMBAC	4.250%	12/1/2035	Baa1	1,140,000	997,215
Campbell Union School District, G.O. Bond, FSA	4.375%	8/1/2027	Aa3	1,810,000	1,853,712
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.800%	8/1/2024	Baa1	435,000	453,835
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.875%	8/1/2025	Baa1	425,000	443,079
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa3	840,000	844,318
Oak Valley Hospital District, G.O. Bond, FGRNA	4.500%	7/1/2025	A3	1,395,000	1,402,645
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, NATL	5.250%	9/1/2025	Baa1	1,570,000	1,589,311

					8,938,754

Colorado—1.1%
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, FSA	4.375%	8/1/2035	Aa3	1,420,000	1,424,643
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	A2	1,000,000	990,220
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aa3	105,000	106,602

					2,521,465

Connecticut—0.7%
Stamford, G.O. Bond	4.400%	2/15/2026	Aaa	1,545,000	1,597,515

District of Columbia—0.4%
District of Columbia, Series A, G.O. Bond, FGRNA	4.750%	6/1/2033	A1	1,000,000	1,027,110

Delaware—1.3%
New Castle County, Series A, G.O. Bond	4.250%	7/15/2025	Aaa	1,500,000	1,575,720
New Castle County, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,321,040

					2,896,760

Florida—4.6%
Cape Coral Utility Impt. Assessment, Special Assessment, NATL	4.500%	7/1/2021	Baa1	1,855,000	1,863,941
Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1	1,000,000	1,042,980
Florida State Board of Education, Capital Outlay, Public Education, Series A, G.O. Bond, FSA	4.500%	6/1/2025	Aa1	1,280,000	1,335,603
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1	2,000,000	2,299,780
Palm Beach County FL Water & Sewer Revenue, Revenue Bond	5.000%	10/1/2040	Aaa	1,020,000	1,076,110
Panama City Beach Utility, Revenue Bond, AGC	5.000%	6/1/2039	AAA[2]	1,000,000	1,031,030
Tohopekaliga Water Authority, Utility System, Series A, Revenue Bond, FSA	5.000%	10/1/2028	Aa3	510,000	522,434
Winter Park Electric Impt., Series A, Revenue Bond, FSA	5.000%	10/1/2029	Aa3	1,000,000	1,058,920
Winter Park Florida Water & Sewer, Revenue Bond	5.000%	12/1/2034	Aa3	250,000	263,710

					10,494,508

Georgia—2.1%
Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	A1	350,000	354,889
Atlanta, Water & Wastewater, Series A, Revenue Bond, NATL	5.000%	11/1/2033	Baa1	310,000	310,360
Atlanta, Water & Wastewater, Revenue Bond, FSA	5.000%	11/1/2043	Aa3	1,500,000	1,536,435
Georgia State, Series B, G.O. Bond	4.000%	3/1/2022	Aaa	1,270,000	1,323,784
Georgia State, Series B, G.O. Bond	5.650%	3/1/2012	Aaa	5,000	5,562
Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa	195,000	217,117
Madison Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR3	1,000,000	970,320

					4,718,467

Illinois—3.8%
Chicago, Series D, G.O. Bond, FGRNA	5.500%	1/1/2035	Aa3	1,000,000	1,013,000
Chicago, Series A, G.O. Bond, FSA	4.750%	1/1/2038	Aa3	1,500,000	1,539,885
Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3	520,000	531,539
Cook County, Series A, G.O. Bond, FGRNA	5.000%	11/15/2022	Aa3	595,000	602,771
Illinois State, G.O. Bond, NATL	5.250%	10/1/2018	A1	2,000,000	2,199,580
Illinois State, G.O. Bond	5.000%	12/1/2027	A1	600,000	621,462
Illinois State, Series 1995 A, Certificate of Participation, NATL	5.600%	7/1/2010	Baa1	100,000	100,340
Springfield Electric, Revenue Bond, NATL	5.000%	3/1/2035	Aa3	1,000,000	1,030,380
Springfield Metropolitan Sanitation District, Series A, G.O. Bond	4.750%	1/1/2034	AA2	1,115,000	1,159,812

					8,798,769

Indiana—4.4%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A2	1,450,000	1,558,968
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A2	1,015,000	1,042,872
Frankfort High School Elementary School Building Corp., Revenue Bond, FSA	4.750%	7/15/2025	Aa3	1,500,000	1,599,780
Indianapolis Local Public Improvement Bond Bank, Series A, Revenue Bond, AGC	5.500%	1/1/2038	Aa2	1,000,000	1,120,740
La Porte County, G.O. Bond, FGRNA	5.200%	1/15/2018	A3	300,000	317,190
Noblesville Sewage Works, Revenue Bond, AMBAC	5.000%	1/1/2024	A1	550,000	563,943
North Lawrence Indiana Community Schools Building Corp., Revenue Bond, FSA	5.000%	7/15/2020	Aa3	450,000	485,064
Shelbyville Independent Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa1	3,000,000	3,339,630

					10,028,187

Iowa—1.8%
Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A3	425,000	461,244
Iowa City Community School District, G.O. Bond, FSA	4.000%	6/1/2018	Aa1	425,000	442,353
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aa1	995,000	1,069,277
Polk County, Series C, G.O. Bond	4.125%	6/1/2025	Aa1	2,075,000	2,142,624

					4,115,498

Kansas—2.6%
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGRNA	4.000%	9/1/2022	A2	1,000,000	1,012,980
Miami County Unified School District No. 416 Louisburg, G.O. Bond, NATL	5.000%	9/1/2018	Baa1	2,000,000	2,219,200
Sedgwick County Unified School District No. 265, G.O. Bond, FSA	5.000%	10/1/2025	Aa3	1,090,000	1,192,831
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.200%	9/1/2020	Aa3	700,000	737,961
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.250%	9/1/2021	Aa3	580,000	608,855
Wyandotte County School District No. 204 Bonner Springs, Unrefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aa3	110,000	114,227

Investment Portfolio - September 30, 2009 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
					5,886,054

Kentucky—0.8%
Lexington-Fayette Urban County Government, Public Facilities Corp., Revenue Bond, NATL	4.000%	10/1/2018	Aa3	1,655,000	1,769,625

Louisiana—1.1%
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.350%	3/1/2026	Aa3	660,000	679,760
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.375%	3/1/2027	Aa3	1,090,000	1,119,168
New Orleans Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	Ba2	300,000	300,009
Orleans Parish Parishwide School District, Series A, G.O. Bond, FGIC	5.125%	9/1/2016	WR3	400,000	400,116

					2,499,053

Maryland—1.8%
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1	1,770,000	1,860,819
Anne Arundel County, Water & Sewer, G.O. Bond	4.125%	3/1/2024	Aa1	345,000	362,909
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa	1,000,000	1,036,370
Maryland State, State & Local Facilities, G.O. Bond	4.250%	8/1/2021	Aaa	750,000	812,790

					4,072,888

Massachusetts—3.4%
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2021	Aa1	1,000,000	1,049,870
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2022	Aa1	410,000	428,106
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa	850,000	881,713
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa	850,000	875,032
Lowell, State Qualified, G.O. Bond, AMBAC	5.000%	2/1/2020	Aa3	500,000	536,115
Massachusetts State, Series C, G.O. Bond, AMBAC	5.750%	8/1/2010	Aa2	400,000	417,692
Massachusetts State, Series D, G.O. Bond	5.250%	10/1/2014	Aa2	1,000,000	1,171,400
Massachusetts Water Resources Authority, Series A, Revenue Bond, FSA	4.375%	8/1/2032	Aa2	2,000,000	2,007,620
Plymouth, Prerefunded, G.O. Bond, NATL	5.250%	10/15/2020	Aa2	100,000	104,882
Richmond, G.O. Bond, NATL	5.000%	4/15/2021	Aa3	400,000	411,308

					7,883,738

Michigan—4.6%
Bendle Public School District, School Building & Site, G.O. Bond, FGRNA	4.500%	5/1/2028	Aa3	640,000	653,139
Detroit City School District, School Building & Site Impt., Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa3	750,000	744,832
Detroit Sewer Disposal System, Series B, Revenue Bond, FGRNA	4.625%	7/1/2034	A3	1,500,000	1,404,345
Detroit Water Supply System, Revenue Bond, NATL	5.250%	7/1/2023	A3	2,000,000	2,100,620
Grand Rapids Public Schools, G.O. Bond, NATL	4.125%	5/1/2023	Aa3	1,200,000	1,237,440
Muskegon Public Schools, G.O. Bond, FSA	5.000%	5/1/2020	Aa3	1,000,000	1,092,810
Muskegon Water, Revenue Bond, FSA	4.750%	5/1/2019	Aa3	565,000	565,559
Saginaw City School District, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2031	Aa3	1,695,000	1,711,306
Warren Woods Public Schools, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2026	Aa3	1,015,000	1,044,689

					10,554,740

Minnesota—2.5%
Brooklyn Center Independent School District No. 286, School Building, Series A, G.O. Bond, NATL	4.375%	2/1/2026	Aa2	1,105,000	1,151,498
Hennepin County, Series A, G.O. Bond	4.500%	12/1/2025	Aaa	1,500,000	1,588,575
Minnesota, G.O. Bond	5.000%	8/1/2013	Aa1	2,000,000	2,278,020
Pine County, Series A, G.O. Bond, FGRNA	4.400%	2/1/2028	AAA[2]	555,000	574,519
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa	175,000	204,803

					5,797,415

Mississippi—0.2%
Biloxi Public School District, Revenue Bond, NATL	5.000%	4/1/2017	A3	500,000	514,365

Missouri—1.5%
Columbia Water & Electric, Series A, Revenue Bond	4.125%	10/1/2033	AA2	995,000	988,542
Missouri Water Pollution Control, Series A, G.O. Bond	4.500%	12/1/2030	Aaa	2,375,000	2,506,076

					3,494,618

Nebraska—1.5%
Omaha Metropolitan Utilities District Water, Series A, Revenue Bond, FSA	4.375%	12/1/2031	Aa2	2,640,000	2,673,106
Omaha Public Power District, Series AA, Revenue Bond, FGRNA	4.500%	2/1/2034	Aa2	810,000	816,456

					3,489,562

Nevada—4.0%
Clark County Transportation, Series A, G.O. Bond, FGRNA	4.500%	12/1/2019	Aa1	500,000	500,995
Clark County, G.O. Bond, FSA	4.750%	6/1/2027	Aa1	3,000,000	3,117,960
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, FSA	4.750%	6/1/2033	Aa2	1,500,000	1,532,580
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, Series A, G.O. Bond, FGRNA	5.000%	5/15/2028	Aa2	125,000	125,093
Nevada State, Capital Impt., G.O. Bond	5.000%	6/1/2019	Aa2	2,040,000	2,322,458
North Las Vegas, G.O. Bond, NATL	5.000%	5/1/2024	A1	1,500,000	1,570,125

					9,169,211

New Jersey—2.8%
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2028	Aa2	835,000	872,934
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2029	Aa2	1,000,000	1,042,660
Hudson County, G.O. Bond, CIFG	4.250%	9/1/2021	A3	930,000	989,148
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond	3.700%	10/1/2018	Aaa	540,000	568,685
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Revenue Bond, FSA	4.250%	12/15/2022	Aa3	2,000,000	2,001,400
Sparta Township School District, G.O. Bond, FSA	4.300%	2/15/2030	Aa2	1,000,000	1,013,430

					6,488,257

New Mexico—0.3%
New Mexico Finance Authority, Public Project Revolving Fund, Series A, Revenue Bond, NATL	3.250%	6/1/2013	Aa2	700,000	741,839

New York—4.4%
Hampton Bays Union Free School District, G.O. Bond, FSA	4.375%	9/15/2029	Aa3	2,225,000	2,298,425
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa2	750,000	767,955
New York City Municipal Water Finance Authority, Series A, Revenue Bond	5.750%	6/15/2040	Aa2	2,590,000	2,968,554
New York State Dormitory Authority Revs Non-State Supported Debt, University of Rochester, Series E, Revenue Bond	4.000%	7/1/2022	Aa3	930,000	970,446
New York State Urban Development Corp., Series B, Revenue Bond, NATL	5.000%	1/1/2019	WR3	1,000,000	1,127,180
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA2	2,000,000	2,040,680

					10,173,240

North Carolina—2.3%
Cary, Prerefunded, G.O. Bond	5.000%	3/1/2018	Aaa	700,000	757,491
Mecklenburg County, Public Impt., Series A, G.O. Bond	4.125%	2/1/2022	Aaa	1,455,000	1,538,430
North Carolina Municipal Power Agency, No.1 Catawba Electric, Series A, Revenue Bond	5.000%	1/1/2030	A2	1,000,000	1,054,470
North Carolina Grant Anticipation , Revenue Bond, NATL	4.000%	3/1/2018	Aa3	1,355,000	1,468,996
Wilson, Prerefunded Balance, G.O. Bond, AMBAC	5.100%	6/1/2019	A1	400,000	416,544

					5,235,931

North Dakota—0.8%
Fargo, Series A, G.O. Bond, NATL	4.700%	5/1/2030	Aa2	1,840,000	1,913,195

Investment Portfolio - September 30, 2009 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Ohio—3.9%
Brookville Local School District, School Impt., G.O. Bond, FSA	4.125%	12/1/2026	Aa3	660,000	666,131
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	1,000,000	1,144,380
Columbus City School District, Facilities Construction & Impt., G.O. Bond, FSA	4.375%	12/1/2032	Aa3	1,000,000	1,013,160
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	A1	1,450,000	1,590,998
Newark City School District, School Impt., G.O. Bond, FGRNA	4.250%	12/1/2027	A3	500,000	499,345
Ohio State Conservation Project, Series A, Prerefunded Balance, G.O. Bond	5.000%	3/1/2015	Aa2	1,000,000	1,128,990
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.250%	12/1/2034	A1	2,500,000	2,510,175
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	Baa1	325,000	360,997

					8,914,176

Oklahoma—1.4%
Oklahoma City, G.O. Bond, NATL	4.250%	3/1/2023	Aa1	2,000,000	2,120,360
Oklahoma City Water Utilities Trust Water & Sewere, Series A, Revenue Bond	4.125%	7/1/2039	Aa2	1,000,000	985,600

					3,105,960

Oregon—2.3%
Metro, G.O. Bond	5.000%	6/1/2022	Aaa	3,000,000	3,422,550
Salem Water & Sewer , Revenue Bond, FSA	5.000%	5/1/2014	Aa3	1,120,000	1,276,542
Washington County School District No. 015 Forest Grove, Prerefunded Balance, G.O. Bond, FSA	5.500%	6/15/2017	Aa2	500,000	540,635

					5,239,727

Pennsylvania—3.6%
Allegheny County PA, Series C-62B, G.O. Bond	5.000%	11/1/2029	A3	750,000	796,988
Erie Water Authority, Series 2006, Revenue Bond, FSA	5.000%	12/1/2036	AAA[2]	1,000,000	1,059,650
Jenkintown School District, Series A, G.O. Bond, FGRNA	4.500%	5/15/2032	A2	1,000,000	1,003,790
Lancaster School District, G.O. Bond, FSA	5.000%	6/1/2019	Aa3	1,200,000	1,365,672
Pennsylvania State Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	A1	530,000	579,576
Philadelphia, Water & Wastewater, Revenue Bond, NATL	5.600%	8/1/2018	A2	20,000	23,753
Philadelphia, Water & Wastewater, Series A, Revenue Bond, AMRAG	5.000%	8/1/2021	Aa2	1,000,000	1,086,900
Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A2	855,000	862,387
Uniontown Area School District, G.O. Bond, FSA	4.350%	10/1/2034	Aa3	1,500,000	1,490,490

					8,269,206

Rhode Island—0.4%
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1	1,000,000	953,850

South Carolina—2.8%
Beaufort County, G.O. Bond, NATL	4.250%	3/1/2024	Aa2	790,000	825,029
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aa1	1,000,000	1,166,720
South Carolina, State Institutional—South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa	1,250,000	1,310,150
South Carolina, Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1	2,000,000	2,020,520
Sumter, Waterworks & Sewer Systems, Revenue Bond, XLCA	4.500%	12/1/2032	A3	1,000,000	1,002,660

					6,325,079

Texas—6.2%
Alamo Community College District, Series A, G.O. Bond, NATL	5.000%	8/15/2024	Aa2	1,020,000	1,111,953
Alvin Independent School District, G.O. Bond	4.375%	2/15/2024	Aaa	750,000	789,720
Canyon Independent School District, School Building, G.O. Bond	4.700%	2/15/2025	AAA[2]	1,440,000	1,557,734
Clear Creek Independent School District, G.O. Bond, FSA	4.000%	2/15/2029	Aa3	2,340,000	2,339,906
Del Valle Independent School District, School Building, G.O. Bond	5.000%	6/15/2019	AAA[2]	1,845,000	2,098,245
Fort Bend County, G.O. Bond, NATL	4.750%	3/1/2031	Aa2	1,000,000	1,039,240
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa	1,220,000	1,255,136
McKinney Waterworks & Sewer, Revenue Bond, FGRNA	4.750%	3/15/2024	Aa3	1,000,000	1,043,030
San Antonio Water, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa2	1,400,000	1,421,266
University of Texas Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa	1,000,000	1,072,530
Waller Consolidated Independent School District, G.O. Bond	4.750%	2/15/2023	Aaa	500,000	510,030

					14,238,790

Utah—1.6%
Mountain Regional Water Special Service District, Revenue Bond, NATL	5.000%	12/15/2030	Baa1	1,240,000	1,227,116
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa	1,100,000	1,217,403
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aa3	795,000	831,681
Utah State Building Ownership Authority, Series C, Revenue Bond, FSA	5.500%	5/15/2011	Aa1	300,000	322,215

					3,598,415

Vermont—0.5%
Vermont, Series D, G.O. Bond	4.500%	7/15/2025	Aaa	1,000,000	1,085,750

Virginia—3.3%
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa	2,000,000	2,187,580
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa	1,500,000	1,555,110
Norfolk, Capital Impt., G.O. Bond, NATL	4.375%	3/1/2024	A1	685,000	716,990
Norfolk, Capital Impt., G.O. Bond, FGRNA	4.250%	10/1/2024	A1	2,500,000	2,590,600
Richmond, Series B, G.O. Bond, FSA	4.750%	7/15/2023	Aa3	400,000	423,188

					7,473,468

Washington—5.2%
Franklin County, G.O. Bond, FGRNA	5.125%	12/1/2022	A2	1,000,000	1,031,020
Grant County Public Utility District, No. 002 Wanopum Hydro Electric, Series A, Revenue Bond, NATL	5.000%	1/1/2043	Aa2	1,000,000	1,027,150
King County Sewer, G.O. Bond, FGRNA	5.000%	1/1/2035	Aa1	1,255,000	1,314,462
King County School District No. 411 Issaquah, Series A, G.O. Bond, FSA	5.250%	12/1/2018	Aa1	2,420,000	2,754,613
King County Sewer, Series A, Revenue Bond, NATL	4.500%	1/1/2032	Aa3	1,070,000	1,084,402
King County Sewer, Revenue Bond, FSA	5.000%	1/1/2024	Aa3	1,460,000	1,634,850
Seattle, Drain & Wastewater, Revenue Bond, NATL	4.375%	2/1/2026	Aa2	2,000,000	2,061,300
Washington State, Motor Vehicle Fuel Tax, G.O. Bond, AMBAC	5.000%	1/1/2025	Aa1	1,000,000	1,107,450

					12,015,247

West Virginia—0.4%
West Virginia State Water Development Authority, Series A, Revenue Bond, FGRNA	4.250%	11/1/2026	A2	820,000	823,469

Wisconsin—2.0%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A2	1,500,000	1,535,865
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa2	1,195,000	1,325,530
Oshkosh, Corporate Purposes, Series A, G.O. Bond, FGRNA	5.050%	12/1/2021	Aa3	450,000	478,944
Stoughton Area School District, G.O. Bond, FGRNA	4.875%	4/1/2016	A1	500,000	526,155
Wisconsin State Transportation, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aa3	700,000	755,573

					4,622,067

TOTAL MUNICIPAL BONDS (Identified Cost $211,141,683)					221,204,351

SHORT-TERM INVESTMENTS—3.2%
Dreyfus AMT—Free Municipal Reserves—Class R (Identified Cost $7,441,666)				7,441,666	7,441,666

TOTAL INVESTMENTS—99.7% (Identified Cost $218,583,349)					228,646,017

Investment Portfolio—September 30, 2009 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
OTHER ASSETS, LESS LIABILITIES—0.3%					712,244

NET ASSETS—100%					$229,358,261

KEY:

G.O. Bond—General Obligation Bond

Impt.—Improvement

No.—Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AMBAC (AMBAC Assurance Corp.)

AMRAG (AMBAC reinsured by AGC)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

FSA (Financial Security Assurance, Inc.)

NATL (National Public Finance Guarantee Corp.) (formerly known as MBIA (MBIA, Inc.))

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

[3]	Credit rating has been withdrawn. As of September 30, 2009, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL—34.0%; FSA—22.3%.

Federal Tax Information:

On September 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$218,554,128
Unrealized appreciation	$10,547,195
Unrealized depreciation	(455,306)

Net unrealized appreciation	$10,091,889

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	9/30/09	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	221,204,351	—	221,204,351	—
Mutual Funds	7,441,666	7,441,666	—	—
Other financial instruments**	—	—	—	—

Total	$228,646,017	$7,441,666	$221,204,351	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or September 30, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2009 (unaudited)

High Yield Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
CORPORATE BONDS—82.2%
Convertible Corporate Bonds—0.2%
Consumer Staples—0.2%
Beverages—0.2%
Central European Distribution Corp., 3.00%, 3/15/2013	B2
(Identified Cost $166,638)		$200,000	$166,500

Non-Convertible Corporate Bonds—82.0%
Consumer Discretionary—23.3%
Diversified Consumer Services—0.9%
Affinion Group, Inc., 11.50%, 10/15/2015	Caa1	570,000	585,675

Hotels, Restaurants & Leisure—8.0%
Pinnacle Entertainment, Inc., 7.50%, 6/15/2015	Caa1	1,450,000	1,283,250
Scientific Games Corp.[3,4], 7.875%, 6/15/2016	Ba3	1,450,000	1,431,875
Wendy’s/Arby’s Restaurant LLC[3,4], 10.00% 7/15/2016	B2	1,450,000	1,540,625
Yonkers Racing Corp.[3,4], 11.375%, 7/15/2016	B1	965,000	1,003,600

			5,259,350

Household Durables—1.4%
Jarden Corp., 7.50%, 5/1/2017	B3	950,000	923,875

Media—11.2%
Cablevision Systems Corp.[3,4], 8.625%, 9/15/2017	B1	1,450,000	1,497,125
Cinemark USA, Inc.[3,4], 8.625%, 6/15/2019	B3	965,000	997,569
The Interpublic Group of Companies, Inc.[3,4], 10.00%, 7/15/2017	Ba3	725,000	783,000
Mediacom LLC/Mediacom Capital Corp.[3,4], 9.125%, 8/15/2019	B3	965,000	991,537
Virgin Media Finance plc, Series 1, 9.50%, 8/15/2016 (United Kingdom)	B2	1,450,000	1,526,125
WMG Acquisition Corp.[3,4], 9.50%, 6/15/2016	Ba2	470,000	495,850
XM Satellite Radio, Inc.[3,4], 11.25%, 6/15/2013	Caa2	965,000	1,008,425

			7,299,631

Textiles, Apparel & Luxury Goods —1.8%
Jones Apparel Group, Inc., 6.125%, 11/15/2034	Ba3	965,000	714,100
Levi Strauss & Co., 8.875%, 4/1/2016	B2	455,000	460,687

			1,174,787

Total Consumer Discretionary			15,243,318

Consumer Staples—4.2%
Beverages—2.3%
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba3	1,450,000	1,511,625

Food & Staples Retailing—1.2%
Rite Aid Corp.[3,4], 9.75%, 6/12/2016	B3	725,000	783,000

Food Products—0.7%
Dole Foods Co.[3,4], 8.00%, 10/1/2016	B2	470,000	471,762

Total Consumer Staples			2,766,387

Energy—10.3%
Energy Equipment & Services—1.5%
Complete Product Services, Inc., 8.00%, 12/15/2016	B1	80,000	72,800
HornBeck Offshore Services, Inc.[3,4], 8.00%, 9/1/2017	Ba3	910,000	896,350

			969,150

Oil, Gas & Consumable Fuels—8.8%
Arch Coal, Inc.[3,4], 8.75%, 8/1/2016	B1	725,000	746,750
Chesapeake Energy Corp., 6.875%, 1/15/2016	Ba3	725,000	686,937
Encore Acquisition Co., 7.25%, 12/1/2017	B1	965,000	897,450
Gibson Energy ULC/GEP Midstream Finance Corp.[3,4], 11.75%, 5/27/2014 (Canada)	B1	470,000	491,150
Plains Exploration & Production Co., 8.625%, 10/15/2019	B1	965,000	977,063
Tesoro Corp., 9.75%, 6/1/2019	Ba1	1,450,000	1,508,000
Whiting Petroleum Corp., 7.00%, 2/1/2014	B1	485,000	478,938

			5,786,288

Total Energy			6,755,438

Financials—3.3%
Consumer Finance—1.9%
American Express Co.[5], 6.80%, 9/1/2066	Baa2	1,450,000	1,232,500

Real Estate Investment Trusts (REITS)—1.4%
Felcor Lodging Trust, Inc.[3,4], 10.00%, 10/1/2014	B2	965,000	933,637

Total Financials			2,166,137

Health Care—7.6%

Investment Portfolio - September 30, 2009 (unaudited)

High Yield Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Health Care Equipment & Supplies—4.3%
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	Ba3	965,000	981,887
Inverness Medical Innovations, Inc., 7.875%, 2/1/2016	B2	725,000	699,625
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	B3	1,138,000	1,130,888

			2,812,400

Health Care Providers & Services—3.3%
HCA, Inc.[3,4], 7.875%, 2/15/2020	Ba3	1,450,000	1,455,438
Health Management Associates, Inc., 6.125%, 4/15/2016	BB2	725,000	674,250

			2,129,688

Total Health Care			4,942,088

Industrials—10.8%
Airlines—2.2%
Delta Air Lines, Inc.[3,4], 9.50%, 9/15/2014	Ba2	1,420,000	1,420,000

Building Products—1.8%
Owens Corning, Inc., 9.00%, 6/15/2019	Ba1	725,000	778,657
USG Corp., 6.30%, 11/15/2016	Caa1	485,000	412,250

			1,190,907

Commercial Services & Supplies—4.4%
ACCO Brands Corp.[3,4], 10.625%, 3/15/2015	B2	910,000	950,950
Corrections Corp. of America, 6.25%, 3/15/2013	Ba2	965,000	950,525
Geoeye, Inc.[3,4], 9.625%, 10/1/2015	B1	945,000	956,812

			2,858,287

Industrial Conglomerates—0.9%
General Electric Capital Corp., 6.375%, 11/15/2067	Aa3	700,000	579,250

Road & Rail—1.5%
Railamerica, Inc.[3,4], 9.25%, 7/1/2017	B1	965,000	1,010,838

Total Industrials			7,059,282

Information Technology—5.7%
Communications Equipment—5.7%
Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 4/15/2014	B1	1,450,000	1,457,250
Intelesat Subsidiary Holding Co. Ltd.[3,4], 8.875%, 1/15/2015 (Bermuda)	B3	725,000	734,062
Telesat Canada/Telesat LLC, 11.00%, 11/1/2015 (Canada)	Caa1	1,450,000	1,544,250

Total Information Technology			3,735,562

Materials—7.2%
Containers & Packaging—2.5%
Ball Corp., 6.625%, 3/15/2018	Ba1	965,000	931,225
Cascades, Inc., 7.25%, 2/15/2013 (Canada)	Ba3	725,000	710,500

			1,641,725

Metals & Mining—2.5%
Teck Resources Ltd., 10.25%, 5/15/2016 (Canada)	Ba2	1,450,000	1,638,500

Paper & Forest Products—2.2%
Georgia-Pacific LLC[3,4], 7.125%, 1/15/2017	Ba3	1,450,000	1,417,375

Total Materials			4,697,600

Telecommunication Services—4.7%
Diversified Telecommunicaiton Services—1.7%
Wind Acquisition Finance S.A.[3,4], 11.75%, 7/15/2017 (Luxembourg)	B2	965,000	1,088,038

Wireless Telecommunicaiton Services—3.0%
American Tower Corp., 7.00%, 10/15/2017	Baa3	470,000	481,750
SBA Telecommunications, Inc.[3,4], 8.00%, 8/15/2016	Ba2	1,450,000	1,482,625

			1,964,375

Total Telecommunication Services			3,052,413

Utilities—4.9%
Gas Utilities—1.5%

Ferrellgas Partners LP3,4, 9.125%, 10/1/2017	Ba3	965,000	993,950

Independent Power Producers & Energy Traders—3.4%
Mirant Americas Generation, Inc., 9.125%, 5/1/2031	B3	1,450,000	1,210,750
North American Energy Alliance, LLC[3,4], 10.875%, 6/1/2016	Ba3	945,000	973,350

			2,184,100

Total Utilities			3,178,050

Total Non-Convertible Corporate Bonds (Identified Cost $53,612,552)			53,596,275

Investment Portfolio - September 30, 2009 (unaudited)

High Yield Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
TOTAL CORPORATE BONDS (Identified Cost $53,779,190)			53,762,775

PREFERRED STOCKS—2.3%
Financials—2.3%
Commercial Banks—0.6%
Wells Fargo & Co.—Series K	Ba3	460,000	418,600

Diversified Financial Services—1.7%
Bank of America Corp.—Series K	B3	460,000	408,986
JPMorgan Chase & Co.—Series 1	A2	700,000	672,119

			1,081,105

TOTAL PREFERRED STOCKS (Identified Cost $1,539,887)			1,499,705

MUTUAL FUNDS—7.9%
iShares iBoxx High Yield Corporate Bond Fund		29,990	2,589,637
SPDR Barclays Capital High Yield Bond Fund		67,300	2,590,377

TOTAL MUTUAL FUNDS (Identified Cost $5,116,529)			5,180,014

SHORT-TERM INVESTMENTS—9.2%
Dreyfus Cash Management, Inc.—Institutional Shares
(Identified Cost $5,978,896)		5,978,896	5,978,896

TOTAL INVESTMENTS—101.6% (Identified Cost $66,414,502)			66,421,390
LIABILITIES, LESS OTHER ASSETS—(1.6%)			(1,045,868)

NET ASSETS—100%			$65,375,522

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

[3]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $26,555,693, or 40.6%, of the Series’ net assets as of September 30, 2009.

[4]	This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors.

[5]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of September 30, 2009.

Federal Tax Information:

On September 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$66,414,502

Unrealized appreciation	$290,488
Unrealized depreciation	(283,600)

Net unrealized appreciation	$6,888

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	9/30/09	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	1,499,705	—	1,499,705	—
Debt securities:

Investment Portfolio - September 30, 2009 (unaudited)

Description:	9/30/09	Level 1	Level 2	Level 3
Corporate debt	53,596,275	—	53,596,275	—
Convertible corporate debt	166,500	—	166,500	—
Mutual Funds	11,158,910	11,158,910	—	—
Other financial instruments**	—	—	—	—

Total	$66,421,390	$11,158,910	$55,262,480	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of September 30, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2009 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
CORPORATE BONDS—75.3%
Convertible Corporate Bonds—1.9%
Consumer Discretionary—0.4%
Hotels, Restaurants & Leisure—0.4%
Carnival Corp., 2.00%, 4/15/2021	A3	$305,000	$324,062

Health Care—0.8%
Biotechnology—0.7%
Amgen, Inc., 0.375%, 2/1/2013	A3	530,000	535,963

Health Care Equipment & Supplies—0.1%
Medtronic, Inc., 1.625%, 4/15/2013	A1	120,000	118,500

Total Health Care			654,463

Information Technology—0.7%
Computers & Peripherals—0.7%
EMC Corp., 1.75%, 12/1/2013	A2	395,000	486,344

Total Convertible Corporate Bonds (Identified Cost $1,493,395)			1,464,869

Non-Convertible Corporate Bonds—73.4%
Consumer Discretionary—13.0%
Hotels, Restaurants & Leisure—2.5%
International Game Technology, 7.50%, 6/15/2019	Baa2	1,025,000	1,135,854
McDonald’s Corp., Series I, 6.30%, 10/15/2037	A3	660,000	773,020

			1,908,874

Media—4.3%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	510,000	571,577
Comcast Corp., 6.50%, 11/15/2035	Baa1	570,000	607,385
Comcast Corp., 6.95%, 8/15/2037	Baa1	665,000	742,248
The Walt Disney Co., 5.50%, 3/15/2019	A2	500,000	542,921
The Walt Disney Co., Series B, 7.00%, 3/1/2032	A2	620,000	759,641

			3,223,772

Multiline Retail—1.0%
Target Corp., 6.00%, 1/15/2018	A2	670,000	754,831

Oil, Gas & Consumable Fuels—1.3%
Shell International Finance, 4.30%, 9/22/2019 (Netherlands)	Aa1	1,000,000	1,004,901

Specialty Retail—3.2%
Home Depot, Inc.[3], 0.42%, 12/16/2009	Baa1	450,000	449,760
Home Depot, Inc., 5.40%, 3/1/2016	Baa1	1,065,000	1,113,444
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1	745,000	834,606

			2,397,810

Textiles, Apparel & Luxury Goods—0.7%
VF Corp., 5.95%, 11/1/2017	A3	485,000	520,601

Total Consumer Discretionary			9,810,789

Consumer Staples—5.7%
Beverages—2.2%
The Coca-Cola Co., 5.35%, 11/15/2017	Aa3	680,000	742,532
Pepsico, Inc., 7.90%, 11/1/2018	Aa2	730,000	921,784

			1,664,316

Food & Staples Retailing—1.6%
The Kroger Co., 6.75%, 4/15/2012	Baa2	510,000	560,910
The Kroger Co., 5.50%, 2/1/2013	Baa2	230,000	245,168
The Kroger Co., 6.15%, 1/15/2020	Baa2	335,000	370,464

			1,176,542

Food Products—1.9%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	765,000	828,519
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	565,000	598,719

			1,427,238

Total Consumer Staples			4,268,096

Energy—5.4%
Energy Equipment & Services—3.0%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	620,000	757,210
Weatherford International Ltd., 9.625%, 3/1/2019 (Switzerland)	Baa1	1,210,000	1,514,713

			2,271,923

Oil, Gas & Consumable Fuels—2.4%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	455,000	482,099
Anadarko Petroleum Corp., 6.95%, 6/15/2019	Baa3	500,000	557,442
Apache Corp., 6.90%, 9/15/2018	A3	630,000	748,997

			1,788,538

Investment Portfolio - September 30, 2009 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Total Energy			4,060,461

Financials—15.8%
Capital Markets—4.2%
Goldman Sachs Capital I, 6.345%, 2/15/2034	A2	830,000	762,256
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	690,000	725,820
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	665,000	632,520
Morgan Stanley, Series F, 5.55%, 4/27/2017	A2	1,077,000	1,072,916

			3,193,512

Commercial Banks—6.2%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	A3	95,000	102,162
HSBC Financial Corp., 7.00%, 5/15/2012	A3	1,025,000	1,107,270
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,110,000	1,139,363
PNC Bank National Association, 5.25%, 1/15/2017	A2	880,000	883,694
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	625,000	675,179
Wachovia Corp., 5.25%, 8/1/2014	A2	710,000	721,050

			4,628,718

Consumer Finance—1.4%
American Express Co., 8.125%, 5/20/2019	A3	540,000	638,653
American Express Credit Co.[4], Series B, 0.40438%, 10/4/2010	A2	415,000	409,791

			1,048,444

Diversified Financial Services—3.3%
Bank of America Corp., Series L, 7.625%, 6/1/2019	A2	845,000	952,138
Citigroup, Inc., 8.50%, 5/22/2019	A3	690,000	778,896
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	700,000	764,209

			2,495,243

Insurance—0.7%
American International Group, Inc., 4.25%, 5/15/2013	A3	660,000	549,641

Total Financials			11,915,558

Health Care—5.4%
Health Care Equipment & Supplies—0.8%
Becton Dickinson and Co., 6.00%, 5/15/2039	A2	535,000	603,674

Pharmaceuticals—4.6%
Abbott Laboratories, 5.60%, 11/30/2017	A1	675,000	744,036
Johnson & Johnson, 5.95%, 8/15/2037	Aaa	715,000	814,128
Novartis Security Investment Ltd., 5.125%, 2/10/2019 (Bermuda)	Aa2	870,000	926,166
Wyeth, 6.50%, 2/1/2034	A3	805,000	942,246

			3,426,576

Total Health Care			4,030,250

Industrials—12.3%
Aerospace & Defense—1.7%
Boeing Co., 6.00%, 3/15/2019	A2	500,000	560,855
Honeywell International, Inc., 5.30%, 3/1/2018	A2	690,000	742,753

			1,303,608

Air Freight & Logistics—2.3%
FedEx Corp., 8.00%, 1/15/2019	Baa2	790,000	960,194
United Parcel Service, Inc., 6.20%, 1/15/2038	Aa3	650,000	759,645

			1,719,839

Airlines—1.2%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	910,000	915,908

Commercial Services & Supplies—0.8%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	505,000	587,691

Industrial Conglomerates—2.0%
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	350,000	348,321
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	740,000	755,483
General Electric Co., 5.25%, 12/6/2017	Aa2	370,000	379,712

			1,483,516

Machinery—2.3%
Caterpillar Financial Service Corp., Series F, 7.05%, 10/1/2018	A2	660,000	760,078
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	243,060
John Deere Capital Corp., 5.75%, 9/10/2018	A2	700,000	763,920

			1,767,058

Road & Rail—2.0%
CSX Corp., 6.00%, 10/1/2036	Baa3	730,000	752,824
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	705,000	749,223

			1,502,047

Total Industrials			9,279,667

Investment Portfolio - September 30, 2009 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Information Technology—8.1%
Communications Equipment—2.6%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	205,000	216,079
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	1,065,000	1,152,834
Corning, Inc., 6.20%, 3/15/2016	Baa1	610,000	623,432

			1,992,345

Computers & Peripherals—3.5%
Dell, Inc., 5.875%, 6/15/2019	A2	1,055,000	1,131,015
Hewlett-Packard Co., 5.50%, 3/1/2018	A2	680,000	743,041
IBM Corp., 8.00%, 10/15/2038	A1	545,000	758,697

			2,632,753

Software—2.0%
Microsoft Corp., 5.20%, 6/1/2039	Aaa	740,000	756,910
Oracle Corp., 5.00%, 7/8/2019	A2	700,000	736,389

			1,493,299

Total Information Technology			6,118,397

Materials—4.0%
Chemicals—1.0%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	670,000	749,378

Metals & Mining—2.0%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	660,000	572,213
BHP Billiton Finance (USA) Ltd., 6.50%, 4/1/2019 (Australia)	A1	810,000	939,764

			1,511,977

Paper & Forest Products—1.0%
International Paper Co., 7.50%, 8/15/2021	Baa3	735,000	778,780

Total Materials			3,040,135

Utilities—3.7%
Electric Utilities—2.5%
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	580,000	613,508
Exelon Generation Co. LLC, 6.20%, 10/1/2017	A3	350,000	381,977
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	855,000	932,198

			1,927,683

Multi-Utilities—1.2%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	335,000	377,229
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2	280,000	293,487
Sempra Energy, 7.95%, 3/1/2010	Baa1	210,000	215,935

			886,651

Total Utilities			2,814,334

Total Non-Convertible Corporate Bonds (Identified Cost $51,741,026)			55,337,687

TOTAL CORPORATE BONDS (Identified Cost $53,234,421)			56,802,556

PREFERRED STOCKS—0.4%
Financials—0.4%
Commercial Banks—0.4%
PNC Financial Services Group, Inc.—Series K (Identified Cost $275,100)	Baa2	290,000	276,259

ASSET-BACKED SECURITIES—0.2%
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 4/16/2012	Aaa	$50,000	52,039
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.21%, 3/17/2014	Aaa	40,000	42,060
Ford Credit Auto Owner Trust[4], Series 2008-C, Class A4B, 1.99338%, 4/15/2013	Aaa	50,000	50,673

TOTAL ASSET-BACKED SECURITIES (Identified Cost $129,335)			144,772

MUNICIPAL BONDS—2.4%
California State, G.O. Bond, 7.55%, 4/1/2039	Baa1	100,000	111,569
Cincinnati Ohio Water System, Series B, Revenue Bond, 6.458%, 12/1/2034	Aa1	250,000	274,368
Dallas Texas Rapid Transportation, Sales Tax, Revenue bond, 6.249%, 12/1/2034	Aa3	100,000	106,321
Illinois State Toll Highway Authority, Revenue Bond, 6.184%, 1/1/2034	Aa3	200,000	223,958
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bond, 7.336%,11/15/2039	AA2	200,000	248,542
Nebraska Public Power District, Revenue Bond, 7.399%, 1/1/2035	A1	100,000	113,615
University of Texas, Revenue Bond, 6.276%, 8/15/2041	Aaa	100,000	110,328
Utah Transit Authority, Sales Tax, Series B, Revenue Bond, 5.937%, 6/15/2039	Aa3	200,000	219,268
Will Grundy ETC Counties Community College, District No. 525, Series B, G.O. Bond, 7.00%, 1/1/2029	AA2	100,000	111,830
Wisconsin State, Series D, G.O. Bond, 5.90%, 5/1/2040	Aa3	250,000	263,887

TOTAL MUNICIPAL BONDS (Identified Cost $1,638,779)			1,783,686

Investment Portfolio - September 30, 2009 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
MUTUAL FUNDS - 3.9%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $2,537,042)		27,760	2,961,436

U.S. GOVERNMENT AGENCIES—15.4%
Mortgage-Backed Securities—15.4%
Fannie Mae, Pool #762352, 5.00%, 4/1/2019		$13,662	14,481
Fannie Mae, Pool #255274, 5.00%, 6/1/2019		11,678	12,378
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		298,764	312,987
Fannie Mae, Pool #881624, 4.50%, 1/1/2021		258,550	270,859
Fannie Mae, Pool #902047, 5.00%, 11/1/2021		735,793	775,744
Fannie Mae, Pool #912409, 5.00%, 2/1/2022		114,877	121,114
Fannie Mae, Pool #254375, 6.50%, 7/1/2022		2,704	2,935
Fannie Mae, Pool #AA1286, 5.00%, 10/1/2033		422,106	438,902
Fannie Mae, Pool #967476, 5.50%, 12/1/2037		500,000	524,011
Fannie Mae, Pool #952046, 5.50%, 1/1/2038		500,000	524,011
Fannie Mae, Pool #986804, 5.50%, 7/1/2038		499,950	523,724
Fannie Mae, Pool #991550, 5.50%, 11/1/2038		425,000	445,210
Fannie Mae, Pool #995077, 5.00%, 11/1/2038		499,951	517,207
Fannie Mae, Pool #995987, 5.00%, 8/1/2039		499,999	517,257
Fannie Mae, Pool #AC2982, 4.50%, 09/1/2039		999,900	1,014,169
Fannie Mae, Pool #AC3283, 5.00%, 10/1/2039		532,895	551,235
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		36,929	37,996
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021		124,283	131,031
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022		372,567	394,834
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022		1,132,621	1,175,924
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023		976,583	1,027,167
Federal Home Loan Mortgage Corp., Pool #G03447, 5.50%, 10/1/2037		1,075,562	1,127,380
GNMA, Pool #487193, 5.00%, 4/15/2020		53,713	56,898
GNMA, Pool #563559, 6.50%, 4/15/2032		41,078	44,218
GNMA, Pool #631703, 6.50%, 9/15/2034		74,521	79,379
GNMA, Pool #690304, 6.00%, 7/15/2038		500,000	528,906
GNMA, Pool #683051, 6.00%, 2/15/2039		444,906	470,627

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $11,257,258)			11,640,584

SHORT-TERM INVESTMENTS—1.3%
Dreyfus Treasury and Agency Cash Management—Institutional Shares (Identified Cost $1,003,661)		1,003,661	1,003,661

TOTAL INVESTMENTS—98.9% (Identified Cost $70,075,596)			74,612,954
OTHER ASSETS, LESS LIABILITIES—1.1%			795,738

NET ASSETS—100%			$75,408,692

Key:

G.O. Bond—General Obligation Bond

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

[3]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of September 30, 2009.

[4]	The coupon rate is a floating rate and is subject to change monthly. The coupon rate stated is the rate as of September 30, 2009.

Federal Tax Information:

On September 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$70,097,308

Unrealized appreciation	$4,799,544
Unrealized depreciation	(283,898)

Net unrealized appreciation	$4,515,646

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - September 30, 2009 (unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	9/30/09	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	276,259	—	276,259	—
Debt securities:
US Treasury and other US government agencies	11,640,584	—	11,640,584	—
Asset backed securities	144,772	—	144,772	—
Corporate debt	55,337,687	—	55,337,687	—
Convertible corporate debt	1,464,869	—	1,464,869	—
States and political subdivisions (municipals)	1,783,686	—	1,783,686
Mutual Funds	3,965,097	3,965,097	—	—
Other financial instruments**	—	—	—	—

Total	$74,612,954	$3,965,097	$70,647,857	$—

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2009, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2008 or September 30, 2009.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2009 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
CORPORATE BONDS—73.14%
Convertible Corporate Bonds—2.78%
Consumer Discretionary— 0.47%
Hotels, Restaurants & Leisure—0.47%
Carnival Corp., 2.00%, 4/15/2021	A3	$1,680,000	$1,785,000

Health Care—1.27%
Biotechnology—0.87%
Amgen, Inc., 0.375%, 2/1/2013	A3	3,270,000	3,306,788

Health Care Equipment & Supplies—0.17%
Medtronic, Inc., 1.625%, 4/15/2013	A1	665,000	656,687

Health Care Providers & Services—0.23%
LifePoint Hospitals, Inc., 3.50%, 5/15/2014	B2	1,000,000	848,750

Total Health Care			4,812,225

Industrials—0.49%
Airlines—0.49%
JetBlue Airways Corp., 3.75%, 3/15/2035	Ca	1,900,000	1,878,625

Information Technology—0.55%
Computers & Peripherals—0.55%
EMC Corp., 1.75%, 12/1/2013	A2	1,685,000	2,074,656

Total Convertible Corporate Bonds (Identified Cost $10,349,919)			10,550,506

Non-Convertible Corporate Bonds—70.36%
Consumer Discretionary—13.96%
Automobiles—1.05%
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009	Caa1	4,000,000	4,000,151

Hotels, Restaurants & Leisure—3.06%
International Game Technology, 7.50%, 6/15/2019	Baa2	3,320,000	3,679,058
McDonald’s Corp., Series I, 6.30%, 10/15/2037	A3	3,350,000	3,923,661
Pinnacle Entertainment, Inc., 7.50%, 6/15/2015	Caa1	1,000,000	885,000
Scientific Games International[4,5], 9.25%, 6/15/2019	Ba3	1,000,000	1,040,000
Wendy’s/Arby’s Restaurant LLC[4,5]., 10.00% 7/15/2016	B2	1,000,000	1,062,500
Yonkers Racing Corp.[4,5], 11.375%, 7/15/2016	B1	1,000,000	1,040,000

			11,630,219

Household Durables—1.09%
Fortune Brands, Inc., 5.375%, 1/15/2016	Baa3	4,160,000	4,156,535

Media—4.14%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	2,725,000	3,054,016
Cablevision Systems Corp.[4,5], 8.625%, 9/15/2017	B1	1,000,000	1,032,500
Comcast Corp., 6.50%, 11/15/2035	Baa1	3,105,000	3,308,648
Comcast Corp., 6.95%, 8/15/2037	Baa1	1,855,000	2,070,481
Mediacom LLC/Mediacom Capital Corp.[4,5], 9.125%, 8/15/2019	B3	1,000,000	1,027,500
Sirius XM Radio, Inc.[4,5], 9.75%, 9/1/2015	Caa2	1,000,000	1,020,000
UPC Holding B.V.[4,5], 9.875%, 4/15/2018 (Netherlands)	B2	1,000,000	1,050,000
Virgin Media Finance plc, Series 1, 9.50%, 8/15/2016 (United Kingdom)	B2	1,000,000	1,052,500
The Walt Disney Co., Series B, 7.00%, 3/1/2032	A2	1,720,000	2,107,390

			15,723,035

Multiline Retail—0.96%
Target Corp., 6.00%, 1/15/2018	A2	3,225,000	3,633,330

Specialty Retail—2.32%
General Nutrition Centers, Inc., 10.75%, 3/15/2015	Caa2	1,000,000	1,003,750
Home Depot, Inc., 5.40%, 3/1/2016	Baa1	4,065,000	4,249,905
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1	3,175,000	3,556,879

			8,810,534

Textiles, Apparel & Luxury Goods—1.34%
Phillips-Van Heusen Corp., 7.75%, 11/15/2023	Baa3	2,500,000	2,085,607
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,021,632

			5,107,239

Total Consumer Discretionary			53,061,043

Consumer Staples—3.66%
Beverages—1.44%
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba3	1,205,000	1,256,213
Pepsico, Inc., 7.90%, 11/1/2018	Aa2	3,330,000	4,204,851

			5,461,064

Food & Staples Retailing—0.28%

Investment Portfolio - September 30, 2009 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Rite Aid Corp.[4,5], 9.75%, 6/12/2016	B3	1,000,000	1,080,000

Food Products—1.93%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	3,260,000	3,530,684
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	3,610,000	3,825,441

			7,356,125

Household Products—0.01%
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	27,603

Total Consumer Staples			13,924,792

Energy—6.79%
Energy Equipment & Services—2.28%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	3,853,224
Compagnie Generale de Geophysique—Veritas, 7.75%, 5/15/2017 (France)	Ba3	1,000,000	992,500
Weatherford International Ltd., 9.625%, 3/1/2019 (Switzerland)	Baa1	3,050,000	3,818,078

			8,663,802

Oil, Gas & Consumable Fuels—4.51%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	1,875,000	1,986,673
Apache Corp., 6.90%, 9/15/2018	A3	3,275,000	3,893,595
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	3,765,000	3,703,819
Chesapeake Energy Corp., 9.50%, 2/15/2015	Ba3	1,000,000	1,052,500
Gibson Energy ULC/GEP Midstream Finance Corp.[4,5], 11.75%, 5/27/2014 (Canada)	B1	2,000,000	2,090,000
Linn Energy, LLC.[4,5], 11.75%, 5/15/2017	B3	2,000,000	2,155,000
Plains Exploration & Production Co., 8.625%, 10/15/2019	B1	1,000,000	1,012,500
Tesoro Corp., 9.75%, 6/1/2019	Ba1	250,000	260,000
Whiting Petroleum Corp., 7.00%, 2/1/2014	B1	1,000,000	987,500

			17,141,587

Total Energy			25,805,389

Financials—14.14%
Capital Markets—2.99%
Goldman Sachs Capital I, 6.345%, 2/15/2034	A2	3,450,000	3,168,415
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	3,385,000	3,560,726
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	1,145,000	1,089,076
Morgan Stanley, Series F, 5.55%, 4/27/2017	A2	3,544,000	3,530,561

			11,348,778

Commercial Banks—5.14%
Household Finance Co. (now known as HSBC Finance Corp.), 6.375%, 11/27/2012	A3	815,000	876,440
HSBC Financial Corp., 7.00%, 5/15/2012	A3	4,300,000	4,645,131
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	4,605,000	4,726,816
PNC Bank National Association, 5.25%, 1/15/2017	A2	5,640,000	5,663,677
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	91,824
Wachovia Corp., 5.25%, 8/1/2014	A2	3,490,000	3,544,318

			19,548,206

Consumer Finance—2.04%
American Express Co., 8.125%, 5/20/2019	A3	3,340,000	3,950,188
SLM Corp., Series A, 4.00%, 1/15/2010	Ba1	3,835,000	3,810,019

			7,760,207

Diversified Financial Services—3.18%
Bank of America Corp., 5.75%, 8/15/2016	A3	3,715,000	3,657,206
Bank of America Corp., Series L, 7.625%, 6/1/2019	A2	3,315,000	3,735,312
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	4,300,000	4,694,426

			12,086,944

Insurance—0.79%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Ca	5,285,000	1,469,753
American International Group, Inc., 4.25%, 5/15/2013	A3	1,840,000	1,532,332

			3,002,085

Total Financials			53,746,220

Health Care—6.00%
Health Care Equipment & Supplies—2.06%
Becton Dickinson and Co., 6.00%, 5/15/2039	A2	3,350,000	3,780,016
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	Ba3	2,000,000	2,035,000
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	B3	2,000,000	1,987,500

			7,802,516

Health Care Providers & Services—0.56%
HCA, Inc.[4,5], 8.50%, 4/15/2019	Ba3	1,000,000	1,045,000
Healthsouth Corp., 10.75%, 6/15/2016	Caa1	1,000,000	1,085,000

			2,130,000

Pharmaceuticals—3.38%
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	557,290

Investment Portfolio - September 30, 2009 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Johnson & Johnson, 5.95%, 8/15/2037	Aaa	2,945,000	3,353,298
Novartis Security Investment Ltd., 5.125%, 2/10/2019 (Bermuda)	Aa2	4,350,000	4,630,832
Wyeth, 6.50%, 2/1/2034	A3	3,680,000	4,307,411

			12,848,831

Total Health Care			22,781,347

Industrials—13.51%
Aerospace & Defense—1.93%
Boeing Co., 6.00%, 3/15/2019	A2	3,085,000	3,460,472
Honeywell International, Inc., 5.30%, 3/1/2018	A2	3,600,000	3,875,231

			7,335,703

Air Freight & Logistics—1.10%
FedEx Corp., 8.00%, 1/15/2019	Baa2	435,000	528,714
United Parcel Service, Inc., 6.20%, 1/15/2038	Aa3	3,130,000	3,657,984

			4,186,698

Airlines—1.30%
Delta Air Lines, Inc.[4,5], 9.50%, 9/15/2014	Ba2	1,000,000	1,000,000
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	3,925,000	3,950,481

			4,950,481

Building Products—0.28%
USG Corp.[4,5], 9.75%, 8/1/2014	B1	1,000,000	1,045,000

Commercial Services & Supplies—1.23%
Clean Harbors, Inc.[4,5], 7.625%, 8/15/2016	Ba2	1,000,000	1,023,750
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	3,130,000	3,642,519

			4,666,269

Industrial Conglomerates—2.12%
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	2,150,000	2,139,684
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	3,695,000	3,772,310
General Electric Co., 5.25%, 12/6/2017	Aa2	2,100,000	2,155,125

			8,067,119

Machinery—2.47%
Caterpillar Financial Service Corp., Series F, 7.05%, 10/1/2018	A2	3,385,000	3,898,281
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,339,531
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	4,141,537

			9,379,349

Road & Rail—3.08%
CSX Corp., 6.00%, 10/1/2036	Baa3	4,530,000	4,671,635
The Kansas City Southern Railway Co., 8.00%, 6/1/2015	B2	1,000,000	1,020,000
Railamerica, Inc.[4,5], 9.25%, 7/1/2017	B1	2,000,000	2,095,000
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	3,675,000	3,905,526

			11,692,161

Total Industrials			51,322,780

Information Technology—4.91%
Communications Equipment—3.02%
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	3,310,000	3,582,986
Corning, Inc., 6.20%, 3/15/2016	Baa1	3,915,000	4,001,208
Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 4/15/2014	B1	1,000,000	1,005,000
Lucent Technologies, Inc. (now known as Alcatel-Lucent USA, Inc.), 6.50%, 1/15/2028	B1	1,000,000	761,250
Nokia Corp., 5.375%, 5/15/2019 (Finland)	A2	1,000,000	1,064,396
Telesat Canada/Telesat LLC, 11.00%, 11/1/2015 (Canada)	Caa1	1,000,000	1,065,000

			11,479,840

Computers & Peripherals—0.99%
IBM Corp., 8.00%, 10/15/2038	A1	2,710,000	3,772,604

Software—0.90%
Microsoft Corp., 5.20%, 6/1/2039	Aaa	3,325,000	3,400,980

Total Information Technology			18,653,424

Materials—4.20%
Chemicals—1.01%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	3,435,000	3,841,958

Containers & Packaging—0.41%
Ball Corp., 7.125%, 9/1/2016	Ba1	500,000	510,000
Bway Corp.[4,5], 10.00%, 4/15/2014	B3	1,000,000	1,057,500

			1,567,500

Metals & Mining—1.64%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	2,185,000	1,894,373
BHP Billiton Finance (USA) Ltd., 6.50%, 4/1/2019 (Australia)	A1	3,230,000	3,747,452

Investment Portfolio - September 30, 2009 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Teck Resources Ltd., 10.75%, 5/15/2019 (Canada)	Ba2	500,000	581,250

			6,223,075

Paper & Forest Products—1.14%
Georgia-Pacific LLC[4,5], 8.25%, 5/1/2016	Ba3	1,100,000	1,141,250
International Paper Co., 7.50%, 8/15/2021	Baa3	3,000,000	3,178,695

			4,319,945

Total Materials			15,952,478

Telecommunication Services—0.55%
Wireless Telecommunication Services—0.55%
CC Holdings GS V LLC/Crown Castle GS III Corp.[4,5], 7.75%, 5/1/2017	Baa3	1,000,000	1,035,000
NII Capital Corp.[4,5], 10.00%, 8/15/2016	B1	1,000,000	1,040,000

Total Telecommunication Services			2,075,000

Utilities—2.64%
Electric Utilities—2.13%
Allegheny Energy Supply Co. LLC[4,5], 5.75%, 10/15/2019	Baa3	1,000,000	999,300
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	3,355,000	3,548,825
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	3,240,000	3,532,540

			8,080,665

Gas Utilities—0.27%
Ferrellgas Partners LP [4,5], 9.125%, 10/1/2017	Ba3	1,000,000	1,030,000

Multi-Utilities—0.24%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	770,000	867,063
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2	30,000	31,445
Sempra Energy, 7.95%, 3/1/2010	Baa1	30,000	30,848

			929,356

Total Utilities			10,040,021

Total Non-Convertible Corporate Bonds (Identified Cost $247,486,657)			267,362,494

TOTAL CORPORATE BONDS (Identified Cost $257,836,576)			277,913,000

PREFERRED STOCKS—0.48%
Energy—0.02%
Oil, Gas & Consumable Fuels—0.02%
Edge Petroleum Corp.—Series A10	NA3	35,050	61,338

Financials—0.46%
Commercial Banks—0.46%
PNC Financial Services Group, Inc.—Series K	Baa2	1,850,000	1,762,341

TOTAL PREFERRED STOCKS (Identified Cost $3,105,216)			1,823,679

ASSET-BACKED SECURITIES—0.42%
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 4/16/2012	Aaa	$300,000	312,234
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.21%, 3/17/2014	Aaa	200,000	210,300
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B6, 1.99338%, 4/15/2013	Aaa	300,000	304,040
SLM Student Loan Trust, Series 2002-4, Class A4[7], 0.439%, 3/15/2017	Aaa	612,864	608,958
Terra Static Synthetic CDO, Series 2007-1A, Class B1[4,7,8,9], 1.29188%, 3/20/2015	CCC[2]	1,000,000	179,700

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,338,261)			1,615,232

MUNICIPAL BONDS—1.35%
Califonia State, G.O. Bond, 7.55%, 4/1/2039	Baa1	500,000	557,845
Illinois State Toll Highway Authority, Revenue Bond, 6.184%, 1/1/2034	Aa3	1,000,000	1,119,790
Mesa Arizona Utility System, Revenue Bond, 6.375%, 7/1/2033	A1	500,000	538,500
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bond, 7.336%,11/15/2039	AA2	1,000,000	1,242,710
Nebraska Public Power District, Revenue Bond, 7.399%, 1/1/2035	A1	500,000	568,075
Utah Transit Authority, Sales Tax, Series B, Revenue Bond, 5.937%, 6/15/2039	Aa3	1,000,000	1,096,340

TOTAL MUNICIPAL BONDS (Identified Cost $4,687,435)			5,123,260

MUTUAL FUNDS—8.43%
iShares iBoxx High Yield Corporate Bond Fund		148,550	12,827,292
iShares iBoxx Investment Grade Corporate Bond Fund		178,200	19,010,376
John Hancock Preferred Income Fund		10,500	178,500

TOTAL MUTUAL FUNDS (Identified Cost $26,665,108)			32,016,168

Investment Portfolio - September 30, 2009 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCIES—13.38%
Mortgage-Backed Securities—13.38%
Fannie Mae, Pool #829068, 4.50%, 8/1/2020		$64,322	67,385
Fannie Mae, Pool #825922, 4.50%, 9/1/2020		484,696	507,771
Fannie Mae, Pool #829070, 4.50%, 9/1/2020		58,477	61,261
Fannie Mae, Pool #837186, 4.50%, 12/1/2020		201,818	211,426
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		149,902	157,038
Fannie Mae, Pool #852931, 4.50%, 4/1/2021		291,914	303,257
Fannie Mae, Pool #869204, 4.50%, 5/1/2021		282,853	293,844
Fannie Mae, Pool #256543, 5.00%, 11/1/2021		484,400	510,702
Fannie Mae, Pool #900880, 5.00%, 12/1/2021		528,994	557,717
Fannie Mae, Pool #904409, 5.00%, 12/1/2021		428,847	452,132
Fannie Mae, Pool #905666, 5.00%, 12/1/2021		149,063	157,156
Fannie Mae, Pool #906708, 5.00%, 12/1/2021		558,894	589,241
Fannie Mae, Pool #907113, 5.00%, 12/1/2021		432,810	456,310
Fannie Mae, Pool #899017, 5.00%, 1/1/2022		461,326	486,375
Fannie Mae, Pool #909352, 5.00%, 2/1/2022		15,846	16,649
Fannie Mae, Pool #912415, 5.00%, 2/1/2022		486,987	513,429
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		245,074	252,158
Federal Home Loan Mortgage Corp., Pool #E01488, 5.00%, 10/1/2018		9,317	9,907
Federal Home Loan Mortgage Corp., Pool #J02511, 5.00%, 9/1/2020		138,868	146,973
Federal Home Loan Mortgage Corp., Pool #J00774, 5.00%, 12/1/2020		51,339	54,335
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021		3,836,711	4,016,969
Federal Home Loan Mortgage Corp., Pool #G11981, 5.00%, 4/1/2021		45,112	47,561
Federal Home Loan Mortgage Corp., Pool #G18160, 5.00%, 11/1/2021		40,397	42,590
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021		1,756,472	1,851,843
Federal Home Loan Mortgage Corp., Pool #G12491, 5.00%, 1/1/2022		43,858	46,239
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022		461,097	484,981
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022		362,011	380,762
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022		1,967,342	2,084,921
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022		6,276,819	6,516,797
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023		5,412,801	5,693,167
Federal Home Loan Mortgage Corp., Pool #G02327, 6.50%, 8/1/2036		23,234	24,803
Federal Home Loan Mortgage Corp., Pool #A52364, 6.50%, 9/1/2036		7,368	7,865
Federal Home Loan Mortgage Corp., Pool #A52428, 6.50%, 9/1/2036		500,319	534,111
Federal Home Loan Mortgage Corp., Pool #A54391, 6.50%, 9/1/2036		7,890	8,429
Federal Home Loan Mortgage Corp., Pool #A61160, 6.50%, 9/1/2036		17,844	19,049
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		3,168,100	3,382,079
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036		143,870	153,587
Federal Home Loan Mortgage Corp., Pool #G02433, 6.50%, 11/1/2036		507,540	541,821
Federal Home Loan Mortgage Corp., Pool #A55847, 6.50%, 12/1/2036		16,885	18,025
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037		10,768,226	11,143,881
Federal Home Loan Mortgage Corp., Pool #G03447, 5.50%, 10/1/2037		1,650,681	1,730,206
Federal Home Loan Mortgage Corp., Pool #A78837, 5.50%, 6/1/2038		73,766	77,316
Federal Home Loan Mortgage Corp., Pool #G04764, 5.50%, 9/1/2038		4,597,513	4,818,749
Federal Home Loan Mortgage Corp., Pool #A82556, 5.50%, 10/1/2038		45,101	47,271
GNMA, Pool #487193, 5.00%, 4/15/2020		350,143	370,905
GNMA, Pool #563559, 6.50%, 4/15/2032		425,836	458,386
GNMA, Pool #552765, 6.50%, 9/15/2032		498,182	536,261

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $47,929,945)			50,843,640

SHORT-TERM INVESTMENTS—1.81%
Dreyfus Cash Management, Inc.—Institutional Shares (Identified Cost $6,889,304)		6,889,304	6,889,304

TOTAL INVESTMENTS—99.01% (Identified Cost $349,451,845)			376,224,283
OTHER ASSETS, LESS LIABILITIES—0.99%			3,769,639

NET ASSETS—100%			$379,993,922

Key:

G.O.	Bond—General Obligation Bond

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

[3]	There is no credit rating available as of September 30, 2009.

[4]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $25,289,000, or 6.66%, of the Series’ net assets as of September 30, 2009.

[5]	This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors.

[6]	The coupon rate is a floating rate and is subject to change monthly. The coupon rate stated is the rate as of September 30, 2009.

[7]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of September 30, 2009.

Investment Portfolio - September 30, 2009 (unaudited)

[8]	This security was acquired on February 28, 2007 at a cost of $1,000,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

[9]	This security is considered to be Level 3 (see footnote regarding classification of inputs below).

[10]	Non-income producing issuer, issuer is in bankruptcy.

Federal Tax Information:

On September 30, 2009, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$349,538,412

Unrealized appreciation	$32,332,050
Unrealized depreciation	(5,646,179)

Net unrealized appreciation	$26,685,871

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2009 in valuing the Series’ assets or liabilities carried at market value:

Description:	9/30/09	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	1,823,679	61,338	1,762,341	—
Debt securities:
US Treasury and other US government agencies	50,843,640	—	50,843,640	—
Asset backed securities	1,615,232	—	1,435,532	179,700
Corporate debt	267,362,494	—	267,362,494	—
Convertible corporate debt	10,550,506	—	10,550,506	—
States and political subdivisions (municipals)	5,123,260	—	5,123,260
Mutual Funds	38,905,472	38,905,472	—	—
Other financial instruments**	—	—	—	—

Total	$376,224,283	$38,966,810	$337,077,773	$179,700

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2009, the Series did not hold any derivative instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Level 3 Reconcilliation	Equities	Asset-Backed
Balance as of 12/31/08	$—	$108,900
Realized gain/loss	—	—
Change in unrealized appreciation (depreciation)	—	70,800
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/09	$—	$179,700

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
November 25, 2009

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
November 25, 2009